MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2023-NQM1 ABS 15G

Exhibit 99.6 - Schedule 4

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX Financial Services	xxxxxx9917			Closed	2022-12-12 18:38	2022-12-27 13:24	Resolved	1 - Information	C	A	Compliance	Closing	Final HUD-1 Closing Date does not match Transaction Date	Resolved- - Due Diligence Vendor-12/27/2022 Ready for Review-12/22 DS Dry State. Loan doc date is date prepared and does not need to match notary/settlement date. - Seller-12/23/2022 Open-Final HUD-1 Closing Date of XX-XX-XXXX is not the same date as the Notary Acknowledgement Date of XX-XX-XXXX. - Due Diligence Vendor-12/12/2022	Ready for Review-12/22 XX Dry State. Loan doc date is date prepared and does not need to match notary/settlement date. - Seller-12/23/2022					CA	Investment	Refinance	Cash Out - Other	771817	N/A	N/A
XXXX Financial Services	xxxxxx9917	Closed	2022-12-12 18:35	2022-12-16 21:47	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Hazard Insurance Coverage Amount of $XXXXXX is equal to or greater than Required Coverage Amount of $XXXXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'Yes') - Due Diligence Vendor-12/16/2022
Resolved-12/16/22 Per XXXXX  RCE in file with an amount of XXX,XXX.XX. - Due Diligence Vendor-12/16/2022
Ready for Review-Document Uploaded. 12/16 XX Uploaded EOI. RCE in file with an amount of XXX,XXX.XX.  - Seller-12/16/2022
														Open-Hazard Insurance Coverage Amount of $XXXXXX is less than Required Coverage Amount of $XXXXXX and Guaranteed Replacement Coverage indicator is 'No' - Due Diligence Vendor-12/12/2022	Ready for Review-Document Uploaded. 12/16 XX Uploaded EOI. RCE in file with an amount of XXX,XX.XX. - Seller-12/16/2022	Resolved-Hazard Insurance Coverage Amount of $XXXXXX is equal to or greater than Required Coverage Amount of $XXXXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'Yes') - Due Diligence Vendor-12/16/2022 Resolved-12/16/22 Per XXXX RCE in file with an amount of XXX,XXX.XX. - Due Diligence Vendor-12/16/2022	XXXX RCE.pdf			CA	Investment	Refinance	Cash Out - Other	771800	N/A	N/A
XXXX Financial Services	xxxxxx0234			Closed	2022-12-21 16:19	2023-03-20 20:10	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/20/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-12/21/2022		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/20/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023				PA	Investment	Refinance	Cash Out - Other	787596	N/A	N/A
XXXX Financial Services	xxxxxx1479	Closed	2022-12-20 21:04	2023-03-21 05:14	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client
 - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023

Open-Missing independently sourced secondary review product
 - Due Diligence Vendor-12/21/2022

														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Second Appraisal/ Valuation is Missing Required for Securitizations - Due Diligence Vendor-12/20/2022		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023				FL	Investment	Purchase	NA	785967	N/A	N/A
XXXX Financial Services	xxxxxx1479			Closed	2022-12-08 06:28	2022-12-19 12:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-12/19/2022 Ready for Review-Document Uploaded. 12/18 DS Uploaded FTP - Seller-12/19/2022 Open-Title Document is missing Provide a copy of Final title policy - Due Diligence Vendor-12/08/2022	Ready for Review-Document Uploaded. 12/18 XX Uploaded FTP - Seller-12/19/2022	Resolved-Title Document is fully Present - Due Diligence Vendor-12/19/2022	XXXX_FTP.pdf			FL	Investment	Purchase	NA	762221	N/A	N/A
XXXX Financial Services	xxxxxx2016			Closed	2023-01-24 02:55	2023-03-21 07:22	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/24/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				DC	Investment	Refinance	No Cash Out - Borrower Initiated	823959	N/A	N/A
XXXX Financial Services	xxxxxx2016			Closed	2023-01-19 17:47	2023-02-21 20:17	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Updated TO provided, finding resolved - Due Diligence Vendor-02/21/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/18/2023 Counter-Unable to open Document. Please re-upload - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. - Seller-02/17/2023 Open-Transaction Overview reflects LTV of 82.85% which does not match true LTV of 80.00%. Please provide updated Transaction Overview with updated LTV. - Due Diligence Vendor-01/19/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/18/2023 Ready for Review-Document Uploaded. - Seller-02/17/2023	Resolved-Updated TO provided, finding resolved - Due Diligence Vendor-02/21/2023	XXXX_TO.pdf XXXX_TO.pdf			DC	Investment	Refinance	No Cash Out - Borrower Initiated	819644	N/A	N/A
XXXX Financial Services	xxxxxx2283	Closed	2022-12-21 18:31	2023-03-21 05:20	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client
 - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023

														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Second Appraisal/ Valuation is Missing Required for Securitizations Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-12/21/2022		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023				NC	Investment	Refinance	Cash Out - Other	788113	N/A	N/A
XXXX Financial Services	xxxxxx2283			Closed	2023-01-13 22:18	2023-02-17 19:30	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Received update TO. Resolved - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Transaction Overview reflects LTV of 82.95% which does not match true LTV of 80.00%. Please provide updated Transaction Overview with updated LTV. - Due Diligence Vendor-01/13/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Received update TO. Resolved - Due Diligence Vendor-02/17/2023	XXXX_TO.pdf			NC	Investment	Refinance	Cash Out - Other	814736	N/A	N/A
XXXX Financial Services	xxxxxx2459	Closed	2022-12-22 01:30	2023-03-21 05:27	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Missing independently sourced secondary review product - Due Diligence Vendor-01/24/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023

														Open-Missing independently sourced secondary review product - Due Diligence Vendor-12/22/2022		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Missing independently sourced secondary review product - Due Diligence Vendor-01/24/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023				MD	Investment	Refinance	Cash Out - Other	789167	N/A	N/A
XXXX Financial Services	xxxxxx2459			Closed	2022-12-12 04:01	2022-12-27 16:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Evidence of Property Tax is present - Due Diligence Vendor-12/27/2022 Ready for Review-Document Uploaded. 12/26 XX Evidence of Prop Tax. Amount on prelim used. - Seller-12/27/2022 Open-Missing Evidence of Property Tax Evidence of Property Tax Missing - Due Diligence Vendor-12/12/2022	Ready for Review-Document Uploaded. 12/26XX Evidence of Prop Tax. Amount on prelim used. - Seller-12/27/2022	Resolved-Evidence of Property Tax is present - Due Diligence Vendor-12/27/2022	XXXX_PTE.pdf XXXX_Prelim.pdf			MD	Investment	Refinance	Cash Out - Other	769999	N/A	N/A
XXXX Financial Services	xxxxxx2911	Closed	2022-12-20 20:58	2023-03-21 05:24	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023

Open-Missing independently sourced secondary review product
 - Due Diligence Vendor-12/21/2022

Open-Second Appraisal/ Valuation is Missing Required for Securitizations Second Appraisal/ Valuation is Missing Required for Securitizations
														- Due Diligence Vendor-12/20/2022		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023				FL	Investment	Refinance	Cash Out - Other	785948	N/A	N/A
XXXX Financial Services	xxxxxx2974	Closed	2022-12-22 01:30	2023-03-21 05:30	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Missing independently sourced secondary review product - Due Diligence Vendor-01/24/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023

														Open-Missing independently sourced secondary review product - Due Diligence Vendor-12/22/2022		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Missing independently sourced secondary review product - Due Diligence Vendor-01/24/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023				MD	Investment	Refinance	Cash Out - Other	789170	N/A	N/A
XXXX Financial Services	xxxxxx2974			Closed	2023-01-17 15:31	2023-02-17 19:16	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Update TO received. resolved - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Transaction Overview reflects LTV of 70.31% which does not match true LTV of 75.00%. Please provide updated Transaction Overview with updated LTV. - Due Diligence Vendor-01/17/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Update TO received. resolved - Due Diligence Vendor-02/17/2023	XXXX_TO.pdf			MD	Investment	Refinance	Cash Out - Other	815607	N/A	N/A
XXXX Financial Services	xxxxxx2974			Closed	2022-12-10 14:32	2022-12-29 21:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Evidence of Property Tax is present tax doc received - resolved - Due Diligence Vendor-12/29/2022 Ready for Review-Document Uploaded. 12/28 XX Uploaded PTE - Seller-12/29/2022 Open-Missing Evidence of Property Tax Provide tax certificate - Due Diligence Vendor-12/10/2022	Ready for Review-Document Uploaded. 12/28 XX Uploaded PTE - Seller-12/29/2022	Resolved-Evidence of Property Tax is present tax doc received - resolved - Due Diligence Vendor-12/29/2022	XXXX_PTE.pdf			MD	Investment	Refinance	Cash Out - Other	768936	N/A	N/A
XXXX Financial Services	xxxxxx2975	Closed	2022-12-21 15:40	2023-03-21 05:29	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023

Open-Missing independently sourced secondary review product
 - Due Diligence Vendor-12/21/2022

Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-12/21/2022

Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product
														- Due Diligence Vendor-12/21/2022		Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023 Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-12/21/2022				MD	Investment	Refinance	Cash Out - Other	787400	N/A	N/A
XXXX Financial Services	xxxxxx2975			Closed	2023-02-02 16:31	2023-02-17 14:11	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved- - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Transaction Overview reflects LTV of 84.21% which does not match true LTV of 75.00%. Please provide updated Transaction Overview with updated LTV - Due Diligence Vendor-02/02/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023		XXXX_TO.pdf		TO with corrected LTV provided finding resolved	MD	Investment	Refinance	Cash Out - Other	838489	N/A	N/A
XXXX Financial Services	xxxxxx3785			Closed	2022-12-21 18:31	2023-03-21 06:26	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-12/21/2022		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023				TN	Investment	Refinance	Cash Out - Other	788117	N/A	N/A
XXXX Financial Services	xxxxxx3785			Closed	2022-12-10 15:16	2023-01-19 20:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-01/19/2023 Resolved-Title Document is fully Present - Due Diligence Vendor-12/20/2022 Ready for Review-Document Uploaded. 12/19 XX Uploaded FTP - Seller-12/20/2022 Open-Title Document is missing Final Policy missing from File, not able to verify exact property address also from available document although Legal description matching with final DOT - Due Diligence Vendor-12/10/2022	Ready for Review-Document Uploaded. 12/19 XX Uploaded FTP - Seller-12/20/2022	Resolved-Title Document is fully Present - Due Diligence Vendor-01/19/2023 Resolved-Title Document is fully Present - Due Diligence Vendor-12/20/2022	XXXX_FTP.pdf			TN	Investment	Refinance	Cash Out - Other	768973	N/A	N/A
XXXX Financial Services	xxxxxx3785			Closed	2022-12-10 17:36	2022-12-21 18:32	Resolved	1 - Information	C	A	Property	Appraisal	Property/Appraisal General	Resolved-Received updated appraisal, finding resolved - Due Diligence Vendor-12/21/2022 Ready for Review-Document Uploaded. 12/20 DS Uploaded BPO - Seller-12/21/2022 Open-Zip code for subject property on Appraisal report does not matches with Title, Note, DOT. - Due Diligence Vendor-12/10/2022	Ready for Review-Document Uploaded. 12/20 XX Uploaded BPO - Seller-12/21/2022	Resolved-Received updated appraisal, finding resolved - Due Diligence Vendor-12/21/2022	XXXX_BPO.pdf			TN	Investment	Refinance	Cash Out - Other	769091	N/A	N/A
XXXX Financial Services	xxxxxx3982			Closed	2023-01-26 10:02	2023-03-21 05:37	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/26/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				TX	Investment	Refinance	No Cash Out - Borrower Initiated	828465	N/A	N/A
XXXX Financial Services	xxxxxx3982			Closed	2023-01-26 08:31	2023-02-02 19:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-02/02/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023 Open-Title Document is missing Final Title Policy is Missing. Please Provide - Due Diligence Vendor-01/26/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-Title Document is fully Present - Due Diligence Vendor-02/02/2023	XXXX_FTP.pdf			TX	Investment	Refinance	No Cash Out - Borrower Initiated	828407	N/A	N/A
XXXX Financial Services	xxxxxx3986			Closed	2023-01-26 08:31	2023-03-21 05:36	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/26/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				TX	Investment	Refinance	No Cash Out - Borrower Initiated	828408	N/A	N/A
XXXX Financial Services	xxxxxx4212	Closed	2022-12-21 16:11	2023-03-21 06:43	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023

Open-Missing independently sourced secondary review product - Due Diligence Vendor-12/21/2022

														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-12/21/2022		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023				CA	Investment	Refinance	Cash Out - Other	787566	N/A	N/A
XXXX Financial Services	xxxxxx4212			Closed	2022-12-14 22:26	2022-12-27 15:11	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-12/27/2022 Ready for Review-Document Uploaded. 12/23 DS Uploaded FinHUD - Seller-12/23/2022 Open-Final HUD-1 Document is Missing Borrower estimated settlement provided please provide final HUD - Due Diligence Vendor-12/14/2022	Ready for Review-Document Uploaded. 12/23 XXUploaded FinHUD - Seller-12/23/2022	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-12/27/2022	XXXX_FinHUD.pdf			CA	Investment	Refinance	Cash Out - Other	777583	N/A	N/A
XXXX Financial Services	xxxxxx4244	Closed	2023-01-20 19:51	2023-03-21 05:42	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/09/2023

Open-Missing independently sourced secondary review product - Due Diligence Vendor-02/07/2023

Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-02/06/2023

Open-Second Appraisal/ Valuation is Missing Required for Securitizations Closed in system error --Second Appraisal/ Valuation is Missing Required for
														Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/23/2023		Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/09/2023 Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-02/06/2023				TN	Investment	Refinance	Cash Out - Other	821567	N/A	N/A
XXXX Financial Services	xxxxxx4244			Closed	2023-01-19 19:01	2023-02-09 20:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Flood Certificate is fully present - Due Diligence Vendor-02/03/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023 Open-Missing Flood Certificate - please provide - Due Diligence Vendor-01/23/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-Flood Certificate is fully present - Due Diligence Vendor-02/03/2023	XXXX_FC.pdf			TN	Investment	Refinance	Cash Out - Other	819839	N/A	N/A
XXXX Financial Services	xxxxxx4244	Closed	2023-01-19 18:27	2023-02-06 15:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved- Subject property is vacant and therefore a lease is not required. Market rents from XXXX XXXX in file were used to qualify. - Due Diligence Vendor-02/06/2023
Ready for Review-Document Uploaded. 2/04 XX Per UW: Subject property is vacant and therefore a lease is not required.  Market rents from XXXX XXXX in file were used to qualify. - Seller-02/04/2023
Open-Open-Appraisal shows sub prop as vacant. No lease in file. Market Rent analysis is missing to determine DSCR.  - Due Diligence Vendor-01/19/2023 please provide a Lease and updated transaction overview - Due Diligence Vendor-01/23/2023
														Open-Appraisal shows sub prop as vacant. No lease in file. Market Rent analysis is missing to determine DSCR. - Due Diligence Vendor-01/19/2023	Ready for Review-Document Uploaded. 2/04 XX Per UW: Subject property is vacant and therefore a lease is not required. Market rents from XXXX XXXX in file were used to qualify. - Seller-02/04/2023	Resolved- Subject property is vacant and therefore a lease is not required. Market rents from XXXX XXXX in file were used to qualify. - Due Diligence Vendor-02/06/2023	XXXX_XXXX XXXX.pdf			TN	Investment	Refinance	Cash Out - Other	819764	N/A	N/A
XXXX Financial Services	xxxxxx4567	Closed	2022-12-21 17:55	2023-03-21 06:35	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023

Open-Missing independently sourced secondary review product - Due Diligence Vendor-12/21/2022

														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-12/21/2022		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023				PA	Investment	Purchase	NA	787952	N/A	N/A
XXXX Financial Services	xxxxxx4567			Closed	2022-12-16 18:53	2023-02-02 21:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-12/20/2022 Ready for Review-Document Uploaded. 12/19 DS Uploaded FTP - Seller-12/20/2022 Open-Final Title Policy missing from file. Unable to verify final vesting - Due Diligence Vendor-12/16/2022	Ready for Review-Document Uploaded. 12/19 XX Uploaded FTP - Seller-12/20/2022	Resolved-Title Document is fully Present - Due Diligence Vendor-12/20/2022	XXXX_FTP.pdf			PA	Investment	Purchase	NA	780387	N/A	N/A
XXXX Financial Services	xxxxxx4567			Closed	2022-12-13 23:42	2022-12-27 15:40	Resolved	1 - Information	C	A	Credit	Credit	Missing initial application	Resolved-received application date from client - resolved - Due Diligence Vendor-12/27/2022 Ready for Review-Document Uploaded. 12/22 XX Uploaded screen shot - Seller-12/22/2022 Counter-unable to open document uploaded on 12/17 - please upload readable PDF - Due Diligence Vendor-12/19/2022 Ready for Review-Document Uploaded. 12/17 XX Correspondent Loan. XXXX XXXX File started on 9/30. Borrower eSigned App on 10/29. - Seller-12/18/2022 Open-Please advise on the application date, borrower received initial application on 10/29, data tape shows a data of 9/30 - Due Diligence Vendor-12/13/2022	Ready for Review-Document Uploaded. 12/22 XX Uploaded screen shot - Seller-12/22/2022 Ready for Review-Document Uploaded. 12/17 XX Correspondent Loan. XXXX Encompass File started on 9/30. Borrower eSigned App on 10/29. - Seller-12/18/2022	Resolved-received application date from client - resolved - Due Diligence Vendor-12/27/2022	XXXX_ApplicationDate.pdf XXXX_ApplicationDate.pdf			PA	Investment	Purchase	NA	775872	N/A	N/A
XXXX Financial Services	xxxxxx4733			Closed	2023-01-30 07:48	2023-03-21 08:15	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/30/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				LA	Investment	Refinance	Cash Out - Other	832044	N/A	N/A
XXXX Financial Services	xxxxxx4733			Closed	2023-01-30 07:47	2023-02-17 19:52	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Updated TO provided - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Our LTV is 29.63% and LTV on the note and approval is 41.67%. Please provide justification for the qualifying LTV used. - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Updated TO provided - Due Diligence Vendor-02/17/2023	XXXX_TO.pdf			LA	Investment	Refinance	Cash Out - Other	832041	N/A	N/A
XXXX Financial Services	xxxxxx4733			Closed	2023-01-30 06:58	2023-02-17 16:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Title Document is missing Final title document is missing - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Title Document is fully Present - Due Diligence Vendor-02/17/2023	XXXX_FTP.pdf			LA	Investment	Refinance	Cash Out - Other	832003	N/A	N/A
XXXX Financial Services	xxxxxx4814			Closed	2023-01-26 07:03	2023-03-21 05:39	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/26/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				MD	Investment	Refinance	Cash Out - Other	828320	N/A	N/A
XXXX Financial Services	xxxxxx4814			Closed	2023-01-26 07:04	2023-02-17 19:58	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Updated TO provided - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Transaction Overview reflects LTV of 82.65% which does not match true LTV of 80% on Note. Please provide updated Transaction Overview with updated LTV. Loan Amount is $XXX,XXXand Property Value is $XXX,XXX - Due Diligence Vendor-01/26/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Updated TO provided - Due Diligence Vendor-02/17/2023	XXXX_TO.pdf			MD	Investment	Refinance	Cash Out - Other	828321	N/A	N/A
XXXX Financial Services	xxxxxx4814			Closed	2023-01-26 06:19	2023-02-09 16:57	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-02/09/2023 Ready for Review-Document Uploaded. - Seller-02/09/2023 Open-Title Document is missing Final Title Missing From File, Please Provide - Due Diligence Vendor-01/26/2023	Ready for Review-Document Uploaded. - Seller-02/09/2023	Resolved-Title Document is fully Present - Due Diligence Vendor-02/09/2023	XXXX_FTP.pdf			MD	Investment	Refinance	Cash Out - Other	828267	N/A	N/A
XXXX Financial Services	xxxxxx4895			Closed	2023-01-24 02:28	2023-03-21 05:18	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Missing independently sourced secondary review product - Due Diligence Vendor-01/24/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				PA	Investment	Refinance	Cash Out - Other	823953	N/A	N/A
XXXX Financial Services	xxxxxx4895			Closed	2023-01-19 11:15	2023-02-17 20:04	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-received updated TO. resolved - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Ready for Review-Document Uploaded. - Seller-02/17/2023 Open-Transaction Overview reflects LTV of 111.43% which does not match true LTV of 65.00%. Please provide updated Transaction Overview with updated LTV. - Due Diligence Vendor-01/19/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Ready for Review-Document Uploaded. - Seller-02/17/2023	Resolved-received updated TO. resolved - Due Diligence Vendor-02/17/2023	XXXX_TO.pdf			PA	Investment	Refinance	Cash Out - Other	818897	N/A	N/A
XXXX Financial Services	xxxxxx4906	Closed	2022-12-22 01:30	2023-03-21 06:30	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Missing independently sourced secondary review product - Due Diligence Vendor-01/24/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-01/06/2023

Unable to Resolve-Unable to Resolve-agree - Seller-01/05/2023

														Open-Missing independently sourced secondary review product - Due Diligence Vendor-12/22/2022	Unable to Resolve-Unable to Resolve-agree - Seller-01/05/2023	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Missing independently sourced secondary review product - Due Diligence Vendor-01/24/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-01/06/2023				NC	Investment	Purchase	NA	789211	N/A	N/A
XXXX Financial Services	xxxxxx4906	Closed	2022-12-15 09:17	2023-01-20 15:05	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Audited LTV of 80% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-01/20/2023
Resolved-Client guidelines allow for LTV to be based off of their Internal Review value of $XXX,XXX: LTV=80%, LTP=82.29 which is under allowable 90%. Finding resolved. - Due Diligence Vendor-01/12/2023
Resolved-Client guidelines allow for LTV to be based off of their Internal Review.  LTV=80%, LTP=82.29 which is under allowable 90%.  Finding resolved.  - Due Diligence Vendor-01/12/2023
Ready for Review-Tier 1 / 713 FICO / Purchase = 80% max LTV.  XXXX UW guidelines have two separate calculations on purchase transactions and leverage is limited by both LTP and LTV.  The max LTP is 90% and the max LTV is per the matrix (not to exceed 80%).  In this case the LTP = 82.29% using the PP and the LTV is 80.00% using the appraised value.  Loan is within guidelines. - Seller-01/05/2023
Open-Audited LTV of 82.29% exceeds Guideline LTV of 80% Please provide Exception for LTV of 82.29%
														Audited LTV of 80% exceeds Guideline LTV of 80% Audited LTV is 80% exceeds Guideline LTV of 75%. Underwriter has utilized Appraised value of $XXXXXX for LTV Calculation, Sale Price is $XXXXXX which is lesser than Appraisal Value. with sale price, LTV will be 82.29%. Provide corrective action for the same or Provide exception document to utilize appraisal value for LTV Calculation. - Due Diligence Vendor-12/15/2022	Ready for Review-Tier 1 / 713 FICO / Purchase = 80% max LTV. XXXX UW guidelines have two separate calculations on purchase transactions and leverage is limited by both LTP and LTV. The max LTP is 90% and the max LTV is per the matrix (not to exceed 80%). In this case the LTP = 82.29% using the PP and the LTV is 80.00% using the appraised value. Loan is within guidelines. - Seller-01/05/2023	Resolved-Audited LTV of 80% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-01/20/2023 Resolved-Client guidelines allow for LTV to be based off of their Internal Review value of $XXX,XXX: LTV=80%, LTP=82.29 which is under allowable 90%. Finding resolved. - Due Diligence Vendor-01/12/2023 Resolved-Client guidelines allow for LTV to be based off of their Internal Review. LTV=80%, LTP=82.29 which is under allowable 90%. Finding resolved. - Due Diligence Vendor-01/12/2023				NC	Investment	Purchase	NA	777883	N/A	N/A
XXXX Financial Services	xxxxxx4906			Closed	2022-12-15 07:41	2023-01-20 14:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Evidence of Property Tax is present tax doc received - resolved - Due Diligence Vendor-12/29/2022 Ready for Review-Document Uploaded. 12/28 DS Uploaded PTE - Seller-12/29/2022 Open-Missing Evidence of Property Tax Given Tax Certificate tax fee is not Matching with Final HUD-1 and 1st Payment Letter Required Updated Tax Certificate - Due Diligence Vendor-12/15/2022	Ready for Review-Document Uploaded. 12/28 XX Uploaded PTE - Seller-12/29/2022	Resolved-Evidence of Property Tax is present tax doc received - resolved - Due Diligence Vendor-12/29/2022	XXXX_PTE.pdf			NC	Investment	Purchase	NA	777817	N/A	N/A
XXXX Financial Services	xxxxxx4966			Closed	2023-01-21 09:34	2023-04-05 17:34	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-04/05/2023 Resolved-Resolved with uploaded CDA - Due Diligence Vendor-04/05/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/21/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-04/05/2023 Resolved-Resolved with uploaded CDA - Due Diligence Vendor-04/05/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				TX	Investment	Purchase	NA	821816	N/A	N/A
XXXX Financial Services	xxxxxx4972			Closed	2022-12-21 15:33	2023-03-21 06:34	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-12/21/2022		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023				GA	Investment	Purchase	NA	787377	N/A	N/A
XXXX Financial Services	xxxxxx5173			Closed	2023-01-19 05:08	2023-03-21 05:26	Resolved	1 - Information	A	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Rescinded-Re-saving rescinded findings to correct grades - Due Diligence Vendor-03/09/2023 Rescinded-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Finding added for secondary valuation - Due Diligence Vendor-01/19/2023		Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Rescinded-Re-saving rescinded findings to correct grades - Due Diligence Vendor-03/09/2023 Rescinded-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Finding added for secondary valuation - Due Diligence Vendor-01/19/2023				MD	Investment	Refinance	No Cash Out - Borrower Initiated	818521	N/A	N/A
XXXX Financial Services	xxxxxx5173			Closed	2023-01-19 14:01	2023-03-21 05:26	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Condition Resolved or Not Applicable. Missing independently sourced secondary review product - Due Diligence Vendor-01/23/2023		Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				MD	Investment	Refinance	No Cash Out - Borrower Initiated	819128	N/A	N/A
XXXX Financial Services	xxxxxx5173	Closed	2023-01-19 13:16	2023-02-27 15:19	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Exception Reason was: RESERVES - Due Diligence Vendor-02/27/2023
Ready for Review-Document Uploaded. 2/21 DS See attached updated Transaction Overview providing clarification on compensating factors - Seller-02/22/2023
Counter-please provide details on how compensating factors exceed above and beyond  normal lending criteria, How is this borrower any different than every other borrower?

 - Due Diligence Vendor-02/13/2023
Ready for Review-Document Uploaded. 2/09 DS Uploaded Approval - Seller-02/10/2023
Counter-unable to open document - please re upload - Due Diligence Vendor-02/02/2023
Ready for Review-Document Uploaded. 2/01 DS Uploaded Credit Memo. Per UW Reserves are short $X.XX exception granted (calculations:  Cash to close $XX.XX + 4 months ITIA reserves $X,XXX.XX = $X,XXX.XX minus verified funds $X,XXX.XX).   - Seller-02/02/2023
Open-Audited Reserves of 3.99 month(s) are less than Guideline Required Reserves of 4 month(s) added provided assets. Exact Match with final loan application but still insufficient by 0.1 Months - Due Diligence Vendor-01/23/2023	Ready for Review-Document Uploaded. 2/21 XX See attached updated Transaction Overview providing clarification on compensating factors - Seller-02/22/2023 Ready for Review-Document Uploaded. 2/09 XX Uploaded Approval - Seller-02/10/2023 Ready for Review-Document Uploaded. 2/01 XX Uploaded Credit Memo. Per UW Reserves are short $X.XX, exception granted (calculations: Cash to close $XX.XX + 4 months ITIA reserves $X,XXX.XX = $X,XXX.XX minus verified funds $X,XXX.XX). - Seller-02/02/2023	Waived-Exception Reason was: RESERVES - Due Diligence Vendor-02/27/2023	XXXX_Credit Memo.pdf XXXX_Credit Memo.pdf XXXX_UpdatedTransactionOverview.pdf	1. Borrower REO Experience – Borrower owns 6 properties (including the subject). The borrower has acquired these properties since 2017 – Present
2. Performing Repeat Borrower – 1 Active XXXX Loan | $0.10MM TCE | Perfect Payment History (4 Months)
3. Positive Portfolio Cashflow – XXXX portfolio positive cashflow is $1,410 ($236 – Subject + $1,174 – XXXX
Loan #XXXX). Portfolio Aggregate DSCR is > 1.200. Minimum DSCR requirement is 1.000
4. Owns Primary Residence – Owned since 2017 | $412,631 outstanding mortgage debt | Estimated Value -
$660,000. Borrower has $247,369 in equity
5. Collateral Location – XXXX XXXX. XXXX is a stable market. The average home sells for about 2%
above list and go pending in around 45 days. Homes in XXXXX are more affordable in XXXX
																			(about 40% less than XXXX) offering great opportunity for investors in the rental market.	MD	Investment	Refinance	No Cash Out - Borrower Initiated	819053	Originator Post-Close	Yes
XXXX Financial Services	xxxxxx5173			Closed	2023-01-19 13:43	2023-02-22 13:56	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Corrected T/O received and updated to 1008 page. - Due Diligence Vendor-02/22/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/19/2023 Open-Transaction Overview reflects LTV of 72.58% which does not match true LTV of 80.00%. Please provide updated Transaction Overview with updated LTV - Due Diligence Vendor-01/23/2023 Open-Transaction Overview reflects LTV of 72.58% which does not match true LTV of 80.00%. Please provide updated Transaction Overview with updated LTV. - Due Diligence Vendor-01/19/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/19/2023	Resolved-Corrected T/O received and updated to 1008 page. - Due Diligence Vendor-02/22/2023	XXXX_TO.pdf			MD	Investment	Refinance	No Cash Out - Borrower Initiated	819083	N/A	N/A
XXXX Financial Services	xxxxxx5173	Closed	2023-01-19 12:43	2023-02-03 20:46	Resolved	1 - Information	C	A	Credit	Credit	Missing subject hazard insurance documentation.	Resolved-Hazard insurance provided with premium and rent loss reflected, finding resolved - Due Diligence Vendor-02/03/2023

Ready for Review-Document Uploaded.  - Seller-02/03/2023

Open-Available Hazard documents does not state the Total required Annual premium amount. Please Provide proof for annual premium amount,
Considered premium amount from checklist but not verified - Due Diligence Vendor-01/23/2023

Open-Available Hazard documents does not state the Total required Annual premium amount. Please Provide proof for annual premium amount,
														Considered premium amount from checklist but not verified. - Due Diligence Vendor-01/19/2023	Ready for Review-Document Uploaded. - Seller-02/03/2023	Resolved-Hazard insurance provided with premium and rent loss reflected, finding resolved - Due Diligence Vendor-02/03/2023	XXXX_HOI DEC PAGE WITH PREMIUM.pdf			MD	Investment	Refinance	No Cash Out - Borrower Initiated	818992	N/A	N/A
XXXX Financial Services	xxxxxx5244			Closed	2023-01-27 14:03	2023-03-21 06:13	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/27/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				HI	Investment	Purchase	NA	830812	N/A	N/A
XXXX Financial Services	xxxxxx5244			Closed	2023-01-26 05:51	2023-02-08 15:42	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-02/08/2023 Ready for Review-Document Uploaded. - Seller-02/08/2023 Open-Final HUD-1 Document is Missing. - Due Diligence Vendor-01/26/2023	Ready for Review-Document Uploaded. - Seller-02/08/2023	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-02/08/2023	XXXX_Final HUD.pdf			HI	Investment	Purchase	NA	828229	N/A	N/A
XXXX Financial Services	xxxxxx5561	Closed	2023-01-27 02:07	2023-03-21 05:47	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023

Open-Missing independently sourced secondary review product
 - Due Diligence Vendor-02/06/2023

														Open-Missing independently sourced secondary review product - Due Diligence Vendor-01/27/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				AZ	Investment	Purchase	NA	830216	N/A	N/A
XXXX Financial Services	xxxxxx5561			Closed	2023-01-26 06:58	2023-02-15 13:36	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-updated info DSCR matches - resolved - Due Diligence Vendor-02/15/2023 Ready for Review-Document Uploaded. DSCR calculated from market rent (#1 $1977) + actual rent (#2 $650 + #3 $800 + #4 $975) $4402 - 10% = $3961.80 / $3961.99 = 1.000 DSCR See attached UW Credit Memo - Seller-02/14/2023 Open-Client calculated DSCR ratio on Note and Transaction overview of 1.00 DSCR. Per diligence screen calculated DSCR is Market rents of $5,109 - 10% = $4,598.10 / ITIA of $3,961.99 = 1.16 DSCR. Please provide DSCR calculations and any corrected documents. - Due Diligence Vendor-02/06/2023	Ready for Review-Document Uploaded. DSCR calculated from market rent (#1 $1977) + actual rent (#2 $650 + #3 $800 + #4 $975) $4402 - 10% = $3961.80 / $3961.99 = 1.000 DSCR See attached UW Credit Memo - Seller-02/14/2023	Resolved-updated info DSCR matches - resolved - Due Diligence Vendor-02/15/2023	XXXX_UWCreditMemo.pdf			AZ	Investment	Purchase	NA	828308	N/A	N/A
XXXX Financial Services	xxxxxx5561			Closed	2023-01-27 02:43	2023-02-06 20:07	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Transaction overview received - resolved - Due Diligence Vendor-02/06/2023 Ready for Review-Document Uploaded. - Seller-02/06/2023 Open-Transaction overview is missing in file - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. - Seller-02/06/2023	Resolved-Transaction overview received - resolved - Due Diligence Vendor-02/06/2023	XXXX_Approval.pdf			AZ	Investment	Purchase	NA	830225	N/A	N/A
XXXX Financial Services	xxxxxx5561			Closed	2023-01-26 06:56	2023-02-06 20:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Per client - Per appraisal, XXXX X is vacant and no lease is required. This is a purchase transaction. - Due Diligence Vendor-02/06/2023 Ready for Review-2/06 XX Per UW: Per appraisal, XXXX X is vacant and no lease is required. - Seller-02/06/2023 Open-Lease Agreement is Missing for XXXX X in File Please Provide Thank you - Due Diligence Vendor-01/26/2023	Ready for Review-2/06 XX Per UW: Per appraisal, XXX X is vacant and no lease is required. - Seller-02/06/2023	Resolved-Per client - Per appraisal, XXXX X is vacant and no lease is required. This is a purchase transaction. - Due Diligence Vendor-02/06/2023				AZ	Investment	Purchase	NA	828304	N/A	N/A
XXXX Financial Services	xxxxxx5633			Closed	2023-04-11 04:12	2023-04-11 04:13	Waived	2 - Non-Material	B	B	Credit	Credit	Property Type does not meet eligibility requirement(s)	Waived-Document Uploaded. - Due Diligence Vendor-04/11/2023 Waived- - Due Diligence Vendor-04/11/2023		Waived-Document Uploaded. - Due Diligence Vendor-04/11/2023	XXXX.pdf		Property Type -Borrower REO Experience Reserves -Credit/FICO -Owns Primary Residence. -T1 borrower	SC	Investment	Purchase	NA	919250	Originator Pre-Close	Yes
XXXX Financial Services	xxxxxx5633			Closed	2023-02-14 22:26	2023-04-04 22:45	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Secondary CDA values provided for all 4 sub-loans. Condition now resolved. - Due Diligence Vendor-04/04/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/15/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-02/14/2023		Resolved-Secondary CDA values provided for all 4 sub-loans. Condition now resolved. - Due Diligence Vendor-04/04/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/15/2023				SC	Investment	Purchase	NA	855321	N/A	N/A
XXXX Financial Services	xxxxxx5633			Closed	2023-02-06 23:57	2023-02-23 13:47	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-Finding Cleared 02/23/2023 - Due Diligence Vendor-02/23/2023 Ready for Review-Document Uploaded. UW used certification of taxes document provided by title attorney at $XXX.XX/month for each property. See document attached. - Seller-02/22/2023 Open-DSCR discrepancy due to unknown taxes user by UW, as estimate taxes does not match master trade tape. Please provide calculation used to calculated taxes of $XXX.XX for each property. - Due Diligence Vendor-02/06/2023	Ready for Review-Document Uploaded. UW used certification of taxes document provided by title attorney at $XXX.XX/month for each property. See document attached. - Seller-02/22/2023	Resolved-Finding Cleared 02/23/2023 - Due Diligence Vendor-02/23/2023	XXXX - Certification of Taxes.pdf			SC	Investment	Purchase	NA	843379	N/A	N/A
XXXX Financial Services	xxxxxx5657			Closed	2023-01-27 07:14	2023-03-21 07:00	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/27/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				MD	Investment	Refinance	Cash Out - Other	830424	N/A	N/A
XXXX Financial Services	xxxxxx5657	Closed	2023-01-27 22:07	2023-02-27 19:02	Waived	2 - Non-Material	C	B	Credit	Credit	Deficient undewriting exception form	Waived-Exception for Deficient undewriting exception form - Due Diligence Vendor-02/27/2023
Ready for Review-Document Uploaded. 2/21 XX See attached updated Transaction Overview providing clarification on compensating factors - Seller-02/22/2023
Counter-received updated TO, please clarify the compensating factors for exception
1. Borrowers REO experience- how many properties and time frame? Ie 6 properties since 2021
2. Portfolio Cash flow- tell us what the cash flow is and how it is above and beyond the norm
3. Low LTV- should say 58.07% which is below GL of 70%
4. Owns Primary Residence- how many years? Is it free and clear? Tell us how owning a primary residence is a compensating factor
5. How is Collateral Location a Factor,  Why is the subject property location above and beyond the normal.  Why is it special?
 - Due Diligence Vendor-02/16/2023
Ready for Review-Document Uploaded.  - Seller-02/15/2023
Counter-Most recent attachment is corrupted and will not open, please re-attach. Thanks - Due Diligence Vendor-02/13/2023
Ready for Review-Document Uploaded. 2/10 DS Uploaded Credit Memo with requested comp factors  - Seller-02/11/2023
Counter-Exception needs to be signed/dated by a U/W. Need borrower experience listed in number of years, how much is the positive cash flow?  Collateral location is not typically a compensating factor. What makes the property location a compensating factor? These lender exceptions need to have detailed compensating factors. Thank you. - Due Diligence Vendor-02/07/2023
Ready for Review-Document Uploaded. 2/06 XX Uploaded CM - Seller-02/07/2023
Counter-Attached document is corrupted and will not open. Please re-attach. Thanks  - Due Diligence Vendor-02/06/2023
Ready for Review-Document Uploaded. 2/06 XX Uploaded credit memo with more detail regarding exception for background. - Seller-02/06/2023
Open-Exception details on Transaction Overview are not completed. Please provide details on the "Background" exception and a detailed list of Compensating Factors. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. 2/21 XX See attached updated Transaction Overview providing clarification on compensating factors - Seller-02/22/2023 Ready for Review-Document Uploaded. - Seller-02/15/2023 Ready for Review-Document Uploaded. 2/10 XX Uploaded Credit Memo with requested comp factors - Seller-02/11/2023 Ready for Review-Document Uploaded. 2/06 XX Uploaded CM - Seller-02/07/2023 Ready for Review-Document Uploaded. 2/06 XX Uploaded credit memo with more detail regarding exception for background. - Seller-02/06/2023	Waived-Exception for Deficient undewriting exception form - Due Diligence Vendor-02/27/2023	XXXX_Credit Memo.pdf XXXX_Credit Memo.pdf XXXX_Credit Memo.pdf XXXX_Credit Memo.pdf XXXX_UpdatedTransactionOverview.pdf	1. Borrower REO experience - Borrower currently owns 2 properties which they have owned for 6+ years. Additionally, the borrower has sold 4 properties in 2021 & 2022.
2. Positive Portfolio cash flow - The subject property is currently cash flowing at a 1.181 DSCR. The requirement is 1.00. The borrowers other investment property is owned free and clear and is currently leased at $1,000 monthly.
3. LTV - Transaction LTV is 65% which is 5% less than what the borrower qualifies for.
4. Owns primary residence - Owned since 2020 - 160k private mortgage, estimated value $XXXX, borrower has $XXXX in equity.
																			5. Collateral location - XXXX XXXX. XXXX is a stable market. The average home sells for about 2% above list and go pending in around 45 days. Homes in XXXX are more affordable in XXXX (about 40% less than XXXX) offering great opportunity for investors in the rental market.	MD	Investment	Refinance	Cash Out - Other	831656	Originator Pre-Close	Yes
XXXX Financial Services	xxxxxx5657			Closed	2023-01-27 10:27	2023-02-21 17:47	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/21/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Note document reflects LTV 65.00% but Transaction overview document reflects LTV 58.07%. Provide updated Transaction overview document - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/21/2023	XXXX_TO.pdf			MD	Investment	Refinance	Cash Out - Other	830589	N/A	N/A
XXXX Financial Services	xxxxxx5657			Closed	2023-01-27 10:30	2023-02-07 13:40	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-Updated Transaction overview received with DSCR ratio of 1.18. - Due Diligence Vendor-02/07/2023 Ready for Review-Document Uploaded. Agree with XXXX, correct DSCR = 1.181. Updated Transaction Overview attached - Seller-02/06/2023 Open-Note document reflects DSCR 1.181 but Transaction overview document doesn't reflected DSCR 0.000. Provide updated Transaction overview document - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. Agree with XXXX, correct DSCR = 1.181. Updated Transaction Overview attached - Seller-02/06/2023	Resolved-Updated Transaction overview received with DSCR ratio of 1.18. - Due Diligence Vendor-02/07/2023	XXXX - Updated Transaction Overview.pdf			MD	Investment	Refinance	Cash Out - Other	830592	N/A	N/A
XXXX Financial Services	xxxxxx5714			Closed	2023-01-20 18:01	2023-03-21 18:20	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/21/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/20/2023		Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/21/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				TN	Investment	Purchase	NA	821322	N/A	N/A
XXXX Financial Services	xxxxxx5714			Closed	2023-02-23 17:38	2023-03-13 21:11	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Exception for rent loss coverage < 10% of dwelling coverage. - Due Diligence Vendor-03/01/2023 Ready for Review-Document Uploaded. 2/28 XXX Uploaded TO reflecting Insurance exception with compensating factors - Seller-03/01/2023 Open-Per version 14 guidelines rent loss coverage is 10% of dwelling on the insurance dec page on page 371 of UW package, the coverage is $9774 which is less than 10% of dwelling coverage $XXXX, please advise - Due Diligence Vendor-02/23/2023	Ready for Review-Document Uploaded. 2/28 XX Uploaded TO reflecting Insurance exception with compensating factors - Seller-03/01/2023	Waived-Exception for rent loss coverage < 10% of dwelling coverage. - Due Diligence Vendor-03/01/2023	XXXX_UpdatedTransactionOverview.pdf		Borrower REO Experience – Tier 1 Experience. Borrower currently owns 5 other investment properties that they acquired between 2018 – 2022. Reserves - $161,683.93. This represents 110 months in reserves, which is 106 months greater than required. Credit/FICO – 771 which is 131 points greater than required for qualification (640 FICO). Owns Primary Residence – Borrower has owned their primary residence since 2006. Outstanding mortgage debt is $629,616. Estimated property value is $XXXX. Available equity is $XXXX	TN	Investment	Purchase	NA	867283	Originator Post-Close	Yes
XXXX Financial Services	xxxxxx5714	Closed	2023-01-20 17:10	2023-03-06 21:13	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-per diem date and funding balance worksheet matches the effective date of the insurance dec page of XX/XX/XX- Finding resolved - Due Diligence Vendor-03/06/2023
Ready for Review-Document Uploaded. 3/06 XX Per XXXX XXXX:  The attached HUD with Interest start date shows XX/XX/XXXX,  and the funding balance worksheet with the funding date and interest amount match HUD.  - Seller-03/06/2023
Counter-Attached HUD is showing disbursement date was XX/XX/XXXX while effective date on insurance is XX/XX/XX. - Due Diligence Vendor-03/01/2023
Ready for Review-Document Uploaded. 2/28 XX Uploaded FinHUD.  Loan Funded XX/XX/XX Insurance Effective date is XX/XX/XX Proration on Final HUD are from XX/XX/XX.  - Seller-02/28/2023
Open-Disbursement date on final HUd is XX/XX/XX, effective date on insurance is XX/XX/XX. - Due Diligence Vendor-02/23/2023
														Rescinded-Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Disbursement date is XX-XX-XXXX - Due Diligence Vendor-01/20/2023	Ready for Review-Document Uploaded. 3/06 XX Per XXXX XXXX: The attached HUD with Interest start date shows XX/XX/XXXX, and the funding balance worksheet with the funding date and interest amount match HUD. - Seller-03/06/2023 Ready for Review-Document Uploaded. 2/28 XX Uploaded FinHUD. Loan Funded XX/XX/XX Insurance Effective date is XX/XX/XX Proration on Final HUD are from 11/22/22. - Seller-02/28/2023	Resolved-per diem date and funding balance worksheet matches the effective date of the insurance dec page of XX/XX/XX- Finding resolved - Due Diligence Vendor-03/06/2023 Rescinded-Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Disbursement date is XX-XX-XXXX - Due Diligence Vendor-01/20/2023	XXXX_FinHUD.pdf XXXX_Final HUD_XXXX.pdf XXXX_Funding worksheet_XXXX.pdf			TN	Investment	Purchase	NA	821215	N/A	N/A
XXXX Financial Services	xxxxxx5714	Closed	2023-02-06 18:31	2023-02-22 13:40	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Property Tax Cert	Resolved-Per client, UW called XXXX County to validate the following formula that was used, additionally, the tax rates are uploaded: Purchase Price $XXXX x 25% = $XXXX x Tax Rate of 2.04% = $XXXX divided by 12 months = $XXXX. This formula was used due to the tax search in the file referring to the previous owner and was inaccurate. - Due Diligence Vendor-02/22/2023
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-02/20/2023
Counter-Attached document is corrupted and will not open. Please re-attach.  - Due Diligence Vendor-02/16/2023
Ready for Review-Document Uploaded. 2/15 XX  Per UW, she called XXXX County to validate the following formula that was used, additionally, the tax rates are uploaded:  Purchase Price $XXXX x 25% = $XXXX x Tax Rate of 2.04% = $XXXX divided by 12 months = $XXXX  This formula was used due to the tax search in the file referring to the previous owner and was inaccurate - Seller-02/16/2023
														Open-Missing Evidence of Property Tax Not Able to verify monthly tax amount, Final HUD displaying higher tax amount as compared to provided tax cert on Pg265,277 UW. as per tax cert, Annual tax amount is $737 but as per final HUD, annual tax amount should be $1325.52. No other documents available in file to verify correct tax, Considered tax from HUD but not able to verify - Due Diligence Vendor-02/06/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/20/2023 Ready for Review-Document Uploaded. 2/15 XX Per UW, she called XXXX County to validate the following formula that was used, additionally, the tax rates are uploaded: Purchase Price $XXXX x 25% = XXXX x Tax Rate of 2.04% = $XXXX divided by 12 months = $XXXX This formula was used due to the tax search in the file referring to the previous owner and was inaccurate - Seller-02/16/2023	Resolved-Per client, UW called XXXX County to validate the following formula that was used, additionally, the tax rates are uploaded: Purchase Price $XXXX x 25% = $XXXX x Tax Rate of 2.04% = $XXXX divided by 12 months = $XXXX. This formula was used due to the tax search in the file referring to the previous owner and was inaccurate. - Due Diligence Vendor-02/22/2023	XXXX_XXXX County Tax Rates - XXXX.pdf XXXX_XXXX County Tax Rates - XXXX.pdf			TN	Investment	Purchase	NA	842501	N/A	N/A
XXXX Financial Services	xxxxxx5714			Closed	2023-01-20 20:00	2023-02-15 13:43	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-updated TO received - resolved - Due Diligence Vendor-02/15/2023 Ready for Review-Document Uploaded. Updated UW Credit Memo attached - LTV/CLTV corrected to 78.04% - Seller-02/14/2023 Open-Transaction Overview reflects LTV of 78.04% and 78.068% and 80%which does not match true LTV of 78.04%. Please provide updated Transaction Overview with updated LTV. - Due Diligence Vendor-01/20/2023	Ready for Review-Document Uploaded. Updated UW Credit Memo attached - LTV/CLTV corrected to 78.04% - Seller-02/14/2023	Resolved-updated TO received - resolved - Due Diligence Vendor-02/15/2023	XXXX_UWCreditMemo.pdf			TN	Investment	Purchase	NA	821579	N/A	N/A
XXXX Financial Services	xxxxxx5714	Closed	2023-01-20 13:53	2023-02-15 13:42	Resolved	1 - Information	D	A	Credit	Missing Doc	Business Purpose Affidavit is Missing	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-02/15/2023

Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-02/08/2023

Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-02/03/2023

Ready for Review-Document Uploaded.  - Seller-02/02/2023

														Open-The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure Indicator is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. Please Provide Business Purpose Affidavit - Due Diligence Vendor-01/20/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-02/15/2023 Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-02/08/2023 Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-02/03/2023	XXXX_O&FSA.pdf			TN	Investment	Purchase	NA	820911	N/A	N/A
XXXX Financial Services	xxxxxx5714			Closed	2023-01-23 13:41	2023-02-08 12:51	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-received updated Transaction overview received - resolved - Due Diligence Vendor-02/08/2023 Ready for Review-Document Uploaded. DSCR Calculated from Market rent is $1625 - 10% = $1462.50 / $1462.39 = 1.000 DSCR and appears to be calculated correctly. Updated UW Credit Memo provided for review. - Seller-02/07/2023 Open-Transaction overview shows DSCR at 1.114 the calculated and what is shown on the note (page 29 closing package) is 1.0 please provide an updated transaction overview sheet - Due Diligence Vendor-01/23/2023	Ready for Review-Document Uploaded. DSCR Calculated from Market rent is $1625 - 10% = $1462.50 / $1462.39 = 1.000 DSCR and appears to be calculated correctly. Updated UW Credit Memo provided for review. - Seller-02/07/2023	Resolved-received updated Transaction overview received - resolved - Due Diligence Vendor-02/08/2023	XXXX UW Credit Memo.pdf			TN	Investment	Purchase	NA	822524	N/A	N/A
XXXX Financial Services	xxxxxx5714			Closed	2023-01-20 17:37	2023-02-03 14:51	Resolved	1 - Information	C	A	Credit	Doc Issue	Initial Escrow Acct Disclosure missing; loan has escrows	Resolved-IEADS received - resolved - Due Diligence Vendor-02/03/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023 Open-Please Provide Initial escrow disclosure - Due Diligence Vendor-01/20/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-IEADS received - resolved - Due Diligence Vendor-02/03/2023	XXXX_IEADS.pdf			TN	Investment	Purchase	NA	821271	N/A	N/A
XXXX Financial Services	xxxxxx5884			Closed	2023-01-20 08:00	2023-03-21 17:43	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/21/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/20/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/21/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				AZ	Investment	Purchase	NA	820568	N/A	N/A
XXXX Financial Services	xxxxxx5884			Closed	2023-02-24 15:53	2023-03-09 12:32	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Approval with LTV 80% provided. - Due Diligence Vendor-03/09/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/09/2023 Open-LTV on Note 75%, on loan approval 70.88 and 75%. We have 80% please provide updated loan approval with true LTV. - Due Diligence Vendor-02/24/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/09/2023	Resolved-Approval with LTV 80% provided. - Due Diligence Vendor-03/09/2023	XXXX_TO.pdf			AZ	Investment	Purchase	NA	868628	N/A	N/A
XXXX Financial Services	xxxxxx6065			Closed	2023-01-30 11:12	2023-03-21 07:12	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product. - Due Diligence Vendor-01/30/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				TX	Investment	Refinance	Cash Out - Other	832229	N/A	N/A
XXXX Financial Services	xxxxxx6065			Closed	2023-01-30 11:13	2023-02-21 14:24	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Transaction Overview provided w/ updated LTV of 79.68% which matches the calculated LTV of 79.68%. - Due Diligence Vendor-02/21/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Transaction Overview reflects LTV of 79.70% which does not match true LTV of 82.93%. Please provide updated Transaction Overview with updated LTV. - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Transaction Overview provided w/ updated LTV of 79.68% which matches the calculated LTV of 79.68%. - Due Diligence Vendor-02/21/2023	XXXX_TO.pdf			TX	Investment	Refinance	Cash Out - Other	832232	N/A	N/A
XXXX Financial Services	xxxxxx6065			Closed	2023-01-30 10:10	2023-02-02 21:06	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-02/02/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023 Open-Missing Hazard Insurance Policy From File. - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-02/02/2023	XXXX_HOI.pdf			TX	Investment	Refinance	Cash Out - Other	832175	N/A	N/A
XXXX Financial Services	xxxxxx6118			Closed	2023-01-27 10:26	2023-03-21 06:52	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/27/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				CA	Investment	Refinance	Cash Out - Other	830584	N/A	N/A
XXXX Financial Services	xxxxxx6118			Closed	2023-01-27 10:28	2023-02-21 18:58	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Client provided updated TO. Finding resolved. - Due Diligence Vendor-02/21/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Transaction Overview reflects an LTV of 73.68 and CLTV of 0.789. Please provide an updated T.O. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Client provided updated TO. Finding resolved. - Due Diligence Vendor-02/21/2023	XXXX_TO.pdf			CA	Investment	Refinance	Cash Out - Other	830590	N/A	N/A
XXXX Financial Services	xxxxxx6118			Closed	2023-01-27 22:04	2023-02-07 15:01	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-updated TO received - resolved - Due Diligence Vendor-02/07/2023 Ready for Review-Document Uploaded. Agree with Selene, correct DSCR = 1.003. Updated Transaction Overview attached - Seller-02/06/2023 Open-The Transaction Overview reflects a DSCR of 1.114 (p 1) and of 0.926 on p 2. DSCR on Note matches in both places at 1.003 (p 29). Our DSCR calculation matches the Note: Lease of $6000 *90% = $5400 / PITIA of $5385.62= 1.00267 rounded to 1.003 DSCR. Please provide an updated T.O. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. Agree with Selene, correct DSCR = 1.003. Updated Transaction Overview attached - Seller-02/06/2023	Resolved-updated TO received - resolved - Due Diligence Vendor-02/07/2023	XXXX - Updated Transaction Overview.pdf			CA	Investment	Refinance	Cash Out - Other	831654	N/A	N/A
XXXX Financial Services	xxxxxx6119			Closed	2023-01-27 05:53	2023-03-21 06:41	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/27/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				AZ	Investment	Refinance	Cash Out - Other	830339	N/A	N/A
XXXX Financial Services	xxxxxx6180			Closed	2023-01-30 17:48	2023-03-21 08:06	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/30/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				CO	Investment	Refinance	Cash Out - Other	833009	N/A	N/A
XXXX Financial Services	xxxxxx6180			Closed	2023-01-30 17:42	2023-02-16 14:49	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-Updated TO received with correct DSCR - Resolved - Due Diligence Vendor-02/16/2023 Ready for Review-Document Uploaded. Note DSCR of 1.049 is correct, updated Transaction Overview reflecting same DSCR of 1.049 attached - Seller-02/15/2023 Open-DSCR values on Note reflect 1.049. Transaction Overview DSCR value of .792 - Please provide updated Note with corrected matching DSCR values and updated Transaction Overview to match - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. Note DSCR of 1.049 is correct, updated Transaction Overview reflecting same DSCR of 1.049 attached - Seller-02/15/2023	Resolved-Updated TO received with correct DSCR - Resolved - Due Diligence Vendor-02/16/2023	XXXX - Updated Transaction Overview.pdf			CO	Investment	Refinance	Cash Out - Other	832999	N/A	N/A
XXXX Financial Services	xxxxxx6180			Closed	2023-01-30 18:12	2023-02-02 19:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-02/02/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023 Open-Title document is missing - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-Title Document is fully Present - Due Diligence Vendor-02/02/2023	XXXX_FTP.pdf			CO	Investment	Refinance	Cash Out - Other	833067	N/A	N/A
XXXX Financial Services	xxxxxx6358			Closed	2023-01-26 11:54	2023-03-21 05:51	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/26/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				GA	Investment	Refinance	Cash Out - Other	828535	N/A	N/A
XXXX Financial Services	xxxxxx6430	Closed	2023-01-27 21:39	2023-03-21 06:06	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023

														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/27/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				OK	Investment	Purchase	NA	831633	N/A	N/A
XXXX Financial Services	xxxxxx6430			Closed	2023-01-27 16:24	2023-02-23 20:59	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-02/23/2023 Resolved-Title Document is fully Present - Due Diligence Vendor-02/02/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023 Open-Title Document is missing Missing final title policy, please provide. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-Title Document is fully Present - Due Diligence Vendor-02/23/2023 Resolved-Title Document is fully Present - Due Diligence Vendor-02/02/2023	XXXX_FTP.pdf			OK	Investment	Purchase	NA	831068	N/A	N/A
XXXX Financial Services	xxxxxx6430			Closed	2023-01-27 16:01	2023-02-17 21:47	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved- - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Transaction Overview reflects LTV of 69.42% which does not match true LTV of 79.330%. Please provide updated Transaction Overview with updated LTV - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023		XXXX_TO.pdf		Corrected Transaction Overview uploaded w/ LTV of 79.33%.	OK	Investment	Purchase	NA	831027	N/A	N/A
XXXX Financial Services	xxxxxx6469			Closed	2023-01-27 21:00	2023-03-21 06:38	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/27/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				TN	Investment	Purchase	NA	831572	N/A	N/A
XXXX Financial Services	xxxxxx6469			Closed	2023-01-27 04:54	2023-02-17 20:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Business Purpose Affidavit is Missing	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-02/02/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023 Open-The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure Indicator is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. Business purpose Document Required. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-02/02/2023	XXXX_O&FSA.pdf			TN	Investment	Purchase	NA	830287	N/A	N/A
XXXX Financial Services	xxxxxx6469			Closed	2023-01-27 07:07	2023-02-17 20:50	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Transaction Overview reflects LTV of 80% which does not match true LTV of 78.62%. Please provide updated Transaction Overview with updated LTV. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/17/2023	XXXX_TO.pdf			TN	Investment	Purchase	NA	830419	N/A	N/A
XXXX Financial Services	xxxxxx6469			Closed	2023-01-27 05:57	2023-02-02 18:52	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-02/02/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023 Open-Title Document is missing Title Final Policy is missing in File. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-Title Document is fully Present - Due Diligence Vendor-02/02/2023	XXXX_FTP.pdf			TN	Investment	Purchase	NA	830344	N/A	N/A
XXXX Financial Services	xxxxxx6485			Closed	2023-01-30 09:06	2023-03-21 07:01	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/30/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				OH	Investment	Refinance	No Cash Out - Borrower Initiated	832111	N/A	N/A
XXXX Financial Services	xxxxxx6485			Closed	2023-01-30 08:14	2023-02-14 19:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-02/14/2023 Resolved-Title Document is fully Present Title doc fully present - Due Diligence Vendor-02/13/2023 Ready for Review-Document Uploaded. - Seller-02/10/2023 Open-Title Document is missing Final Title Policy is missing in the File - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. - Seller-02/10/2023	Resolved-Title Document is fully Present - Due Diligence Vendor-02/14/2023 Resolved-Title Document is fully Present Title doc fully present - Due Diligence Vendor-02/13/2023	XXXX_FTP.pdf			OH	Investment	Refinance	No Cash Out - Borrower Initiated	832076	N/A	N/A
XXXX Financial Services	xxxxxx6659			Closed	2023-03-20 21:32	2023-03-21 14:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Flood Certificate is fully present - Due Diligence Vendor-03/21/2023 Ready for Review-Document Uploaded. 03/21/2023 XX Provided copy of Original FC - Seller-03/21/2023 Open-Flood cert in file is dated 12.22.22 after the note date of 12.14.22 - Due Diligence Vendor-03/20/2023	Ready for Review-Document Uploaded. 03/21/2023 XX Provided copy of Original FC - Seller-03/21/2023	Resolved-Flood Certificate is fully present - Due Diligence Vendor-03/21/2023	XXXX_Original FC.pdf			GA	Investment	Refinance	Cash Out - Other	896810	N/A	N/A
XXXX Financial Services	xxxxxx6659			Closed	2023-01-29 14:37	2023-03-21 06:49	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/29/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				GA	Investment	Refinance	Cash Out - Other	831792	N/A	N/A
XXXX Financial Services	xxxxxx6830	Closed	2023-01-30 17:11	2023-03-21 07:32	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023

Counter-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-02/02/2023

Ready for Review-Document Uploaded.  - Seller-02/02/2023

														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023	XXXX_Final HUD.pdf			PA	Investment	Purchase	NA	832913	N/A	N/A
XXXX Financial Services	xxxxxx6830			Closed	2023-01-30 05:52	2023-02-13 21:28	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-02/13/2023 Ready for Review-Document Uploaded. 2/12 DS Uploaded FinHUD - Seller-02/13/2023 Counter-Final HUD not for this loan/address - Due Diligence Vendor-02/02/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023 Open-Final HUD-1 Document is Missing. Final HUD-1/Settlement Statement is missing. Please provide Executed/Certified Final HUD-1/Settlement Statement. - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. 2/12 DS Uploaded FinHUD - Seller-02/13/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-02/13/2023	XXXX_Final HUD.pdf XXXX_FinHUD.pdf			PA	Investment	Purchase	NA	831930	N/A	N/A
XXXX Financial Services	xxxxxx6863	Closed	2023-01-30 13:18	2023-03-21 08:09	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023

Open-Missing independently sourced secondary review product - Due Diligence Vendor-01/31/2023

														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/30/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				MD	Investment	Refinance	Cash Out - Other	832353	N/A	N/A
XXXX Financial Services	xxxxxx6863			Closed	2023-01-30 13:18	2023-03-17 11:01	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Title Document Missing	Acknowledged-Preliminary title commitment in file. Final title policy not yet issued. - Due Diligence Vendor-03/17/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged- Preliminary title commitment in file. Final title policy not yet issued. - Due Diligence Vendor-02/22/2023 Ready for Review-FTP is trailing doc - Seller-02/22/2023 Open-Missing Final Title Policy. Please provide - Due Diligence Vendor-01/31/2023 Open-Please provide final title policy doc - Due Diligence Vendor-01/30/2023	Ready for Review-FTP is trailing doc - Seller-02/22/2023	Acknowledged-Preliminary title commitment in file. Final title policy not yet issued. - Due Diligence Vendor-03/17/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged- Preliminary title commitment in file. Final title policy not yet issued. - Due Diligence Vendor-02/22/2023				MD	Investment	Refinance	Cash Out - Other	832352	Originator Post-Close	Yes
XXXX Financial Services	xxxxxx6863			Closed	2023-01-30 13:20	2023-02-17 20:02	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-Transaction Overview reflects LTV of 78.13% which does not match true LTV of 75.00%. Please provide updated Transaction Overview with updated LTV - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/17/2023	XXXX_TO.pdf			MD	Investment	Refinance	Cash Out - Other	832356	N/A	N/A
XXXX Financial Services	xxxxxx6909			Closed	2023-01-30 10:02	2023-03-21 07:29	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/30/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				MN	Investment	Refinance	Cash Out - Other	832172	N/A	N/A
XXXX Financial Services	xxxxxx6909	Closed	2023-02-10 17:35	2023-02-21 17:24	Resolved	1 - Information	B	A	Credit	Credit	Missing subject property tax certificate	Resolved-Title in file shows annual tax of $3644.16 which matches monthly taxes on final HuD of $303.68. Tax amount on title/HuD are more conservative than tax cert provided, finding resolved - Due Diligence Vendor-02/21/2023
Ready for Review-Document Uploaded. 2/16 XX Re-uploaded tax docs - Seller-02/16/2023
Counter-Thank you for the document provided,  however the document will not open. Please upload again to resolve the finding. - Due Diligence Vendor-02/15/2023
Ready for Review-Document Uploaded. 2/14 XX Uploaded the UW  calculations which include a special assessment since was unknown at that time if the special assessment was one time or on-going.  This resulted in a higher tax amount than the tax cert and PTE, however, at the time of annual escrow analysis it can be adjusted. - Seller-02/15/2023
														Open-Title used monthly taxes of $303.68 on the HUD which equates to $3644.16 yearly. Tax document in file on page 101 UW has taxes of $3,123.34/12 months = $260.28. Please provide tax document which title used for closing. - Due Diligence Vendor-02/10/2023	Ready for Review-Document Uploaded. 2/16 XX Re-uploaded tax docs - Seller-02/16/2023 Ready for Review-Document Uploaded. 2/14 XX Uploaded the UW calculations which include a special assessment since was unknown at that time if the special assessment was one time or on-going. This resulted in a higher tax amount than the tax cert and PTE, however, at the time of annual escrow analysis it can be adjusted. - Seller-02/15/2023	Resolved-Title in file shows annual tax of $3644.16 which matches monthly taxes on final HuD of $303.68. Tax amount on title/HuD are more conservative than tax cert provided, finding resolved - Due Diligence Vendor-02/21/2023	XXXX_Property tax calculations - XXXX.pdf XXXX_Property tax calculations - XXXX.pdf			MN	Investment	Refinance	Cash Out - Other	850360	N/A	N/A
XXXX Financial Services	xxxxxx7193			Closed	2023-01-30 08:43	2023-03-21 08:17	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/30/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				FL	Investment	Purchase	NA	832092	N/A	N/A
XXXX Financial Services	xxxxxx7253			Closed	2023-01-27 04:52	2023-03-21 08:18	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/27/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				VA	Investment	Refinance	Cash Out - Other	830285	N/A	N/A
XXXX Financial Services	xxxxxx7253			Closed	2023-01-27 04:51	2023-02-17 20:48	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-LTV reflecting 84.39% where as CLTV reflecting 80% on note. Provide updated transaction overview document correct LTV/CLTV - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/17/2023	XXXX_TO.pdf		Transaction Overview reflects LTV of 84.39% which does not match CLTV or Audited LTV value of 80%. Please provide corrected Transaction overview with updated LTV.	VA	Investment	Refinance	Cash Out - Other	830284	N/A	N/A
XXXX Financial Services	xxxxxx7253			Closed	2023-01-27 03:24	2023-02-17 19:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Ready for Review-Document Uploaded. - Seller-02/17/2023 Open-Title Document is missing Final Title Policy missing from file. Pease provide. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Ready for Review-Document Uploaded. - Seller-02/17/2023	Resolved-Title Document is fully Present - Due Diligence Vendor-02/17/2023	XXXX_FTP.pdf			VA	Investment	Refinance	Cash Out - Other	830235	N/A	N/A
XXXX Financial Services	xxxxxx7253			Closed	2023-01-28 04:05	2023-02-09 15:28	Resolved	1 - Information	C	A	Credit	Insurance	Flood Insurance Effective Date is after the Note Date	Resolved-Flood Insurance Effective Date of is prior to or equal to the Note Date of 12-21-2022 Or Flood Insurance Effective Date Is Not Provided - Due Diligence Vendor-02/09/2023 Ready for Review-Document Uploaded. - Seller-02/09/2023 Counter-Thank you for the response, please provide the original Flood cert prior to revisions - Due Diligence Vendor-02/03/2023 Ready for Review-02/02/2023 XX Flood cert date due to revisions - Seller-02/02/2023 Open-Flood certificate date XX/XX/XXXX is after Note & Disbursement date of XX/XX/XXXX - Due Diligence Vendor-01/28/2023	Ready for Review-Document Uploaded. - Seller-02/09/2023 Ready for Review-02/02/2023 XX Flood cert date due to revisions - Seller-02/02/2023	Resolved-Flood Insurance Effective Date of is prior to or equal to the Note Date of XX-XX-XXXX Or Flood Insurance Effective Date Is Not Provided - Due Diligence Vendor-02/09/2023	XXXX_Original FC.pdf			VA	Investment	Refinance	Cash Out - Other	831760	N/A	N/A
XXXX Financial Services	xxxxxx2022	Closed	2022-12-21 16:11	2023-03-21 05:23	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023

Open-Missing independently sourced secondary review product - Due Diligence Vendor-12/21/2022

Open-Missing independently sourced secondary review product - Due Diligence Vendor-12/21/2022

Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product
														- Due Diligence Vendor-12/21/2022		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall - Due Diligence Vendor-01/10/2023				CA	Investment	Refinance	Cash Out - Other	787565	N/A	N/A
XXXX Financial Services	xxxxxx2022			Closed	2022-12-08 08:58	2023-01-04 18:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing rent comparable schedule form 1007	Resolved-proof of 2 months rent received - resolved - Due Diligence Vendor-01/04/2023 Ready for Review-Document Uploaded. 1/04 XX Uploaded Proof of receipt of 2 months rent. - Seller-01/04/2023 Open-Missing rent comparable schedule form 1007. Please provide as the rental analysis is less than the 20% and rental receipts were not provided but the lease was - Due Diligence Vendor-12/08/2022	Ready for Review-Document Uploaded. 1/04 XX Uploaded Proof of receipt of 2 months rent. - Seller-01/04/2023	Resolved-proof of 2 months rent received - resolved - Due Diligence Vendor-01/04/2023	XXXX_Receipt of Rent.pdf			CA	Investment	Refinance	Cash Out - Other	762494	N/A	N/A
XXXX Financial Services	xxxxxx2022			Closed	2022-12-10 15:32	2022-12-30 13:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Tax Cert	Resolved-tax doc received - resolved - Due Diligence Vendor-12/30/2022 Ready for Review-Document Uploaded. 12/28 XX Uploaded PTE - Seller-12/29/2022 Open-Please provide. The 1st payment letter shows the monthly tax amnt of $76. The transaction overview shows that the monthly amount collected is $76.00 for taxes and the initial escrow disclosure shows the annual tax amnt paid is $456. And we are missing the final HUD1 from the file to confirm. We only have the estimate i the file. - Due Diligence Vendor-12/10/2022	Ready for Review-Document Uploaded. 12/28 DS Uploaded PTE - Seller-12/29/2022	Resolved-tax doc received - resolved - Due Diligence Vendor-12/30/2022	XXXX_PTE.pdf			CA	Investment	Refinance	Cash Out - Other	768987	N/A	N/A
XXXX Financial Services	xxxxxx2022			Closed	2022-12-08 08:30	2022-12-27 14:57	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-12/27/2022 Ready for Review-Document Uploaded. 12/22 XX Uploaded FinHUD. CA Dry State - Final HUD1 does not require borrowers signature. - Seller-12/23/2022 Open-Final HUD-1 Document is Missing Final HUD-1 Document with Signature is Missing in the File Fees Updated from Reference HUD Document Page 172 CP - Due Diligence Vendor-12/08/2022	Ready for Review-Document Uploaded. 12/22 XX Uploaded FinHUD. CA Dry State - Final HUD1 does not require borrowers signature. - Seller-12/23/2022	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-12/27/2022	XXXX_FinHUD.pdf			CA	Investment	Refinance	Cash Out - Other	762440	N/A	N/A
XXXX Financial Services	xxxxxx5822			Closed	2023-03-20 21:38	2023-03-21 18:51	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Received updated TO with correct LTV - resolved - Due Diligence Vendor-03/21/2023 Ready for Review-Document Uploaded. 03/21/2023 XX/XX Provided updated CM - Seller-03/21/2023 Open-Transaction Overview reflects LTV of 71.09% which does not match true LTV of 70.00%. Please provide updated Transaction Overview with updated LTV - Due Diligence Vendor-03/20/2023	Ready for Review-Document Uploaded. 03/21/2023 XX/XX Provided updated XX - Seller-03/21/2023	Resolved-Received updated TO with correct LTV - resolved - Due Diligence Vendor-03/21/2023	XXXX_Credit Memo - XXXX.pdf			NJ	Investment	Refinance	Cash Out - Other	896818	N/A	N/A
XXXX Financial Services	xxxxxx5822	Closed	2023-01-30 18:35	2023-03-21 07:24	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023

Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/20/2023

Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023

Open-Second Appraisal/ Valuation is Missing Required for Securitizations Second Appraisal/ Valuation is Missing Required for
														Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/30/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/20/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				NJ	Investment	Refinance	Cash Out - Other	833148	N/A	N/A
XXXX Financial Services	xxxxxx5822			Closed	2023-01-30 18:47	2023-02-22 16:40	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Title Document Missing	Acknowledged- Preliminary title commitment in file. Final title policy not yet issued. - Due Diligence Vendor-02/22/2023 Ready for Review-Document Uploaded. title commitment uploaded to show correct vesting. FTP is a trailing doc - Seller-02/22/2023 Open-Title Document is missing please provide final title to confirm Vesting - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. title commitment uploaded to show correct vesting. FTP is a trailing doc - Seller-02/22/2023	Acknowledged- Preliminary title commitment in file. Final title policy not yet issued. - Due Diligence Vendor-02/22/2023	XXXX_Title Commitment.pdf			NJ	Investment	Refinance	Cash Out - Other	833193	Originator Post-Close	Yes
XXXX Financial Services	xxxxxx8230			Closed	2023-01-30 17:20	2023-02-21 16:43	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/21/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/19/2023 Counter-Unable to open document. Please re-upload. Thank you. - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-CLTV on Note 62.02% does not match Transaction Overview 0.00%. Please provide clarification regarding the different values. - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/19/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/21/2023	XXXX_TO.pdf XXXX_TO.pdf			FL	Investment	Purchase	NA	832934	N/A	N/A
XXXX Financial Services	xxxxxx8230			Closed	2023-01-30 11:33	2023-02-13 15:39	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-02/06/2023 Ready for Review-Document Uploaded. - Seller-02/03/2023 Open-Final HUD-1 Document is Missing. Final HUD-1/Settlement Statement is missing. Please provide Executed/Certified Final HUD-1/Settlement Statement. - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. - Seller-02/03/2023	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-02/06/2023	XXXX_HUD.pdf			FL	Investment	Purchase	NA	832257	N/A	N/A
XXXX Financial Services	xxxxxx8230			Closed	2023-01-30 17:22	2023-02-06 12:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-02/06/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023 Open-Final title policy missing from file please provide. - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-Title Document is fully Present - Due Diligence Vendor-02/06/2023	XXXX_FTP.pdf			FL	Investment	Purchase	NA	832943	N/A	N/A
XXXX Financial Services	xxxxxx8230			Closed	2023-01-30 23:59	2023-02-03 16:55	Resolved	1 - Information	C	A	Credit	Credit	Missing final application	Resolved-Final Application received - resolved - Due Diligence Vendor-02/03/2023 Ready for Review-Document Uploaded. - Seller-02/02/2023 Open-REO section missing from application. Please provide final Application - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. - Seller-02/02/2023	Resolved-Final Application received - resolved - Due Diligence Vendor-02/03/2023	XXXX_FLA.pdf			FL	Investment	Purchase	NA	833777	N/A	N/A
XXXX Financial Services	xxxxxx0086	Closed	2022-12-22 13:11	2023-04-11 19:53	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-04/11/2023

Resolved-Client uploaded CDA - Due Diligence Vendor-04/11/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-01/06/2023

Unable to Resolve-Unable to Resolve-agree - Seller-01/05/2023

														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-12/22/2022	Unable to Resolve-Unable to Resolve-agree - Seller-01/05/2023	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-04/11/2023 Resolved-Client uploaded CDA - Due Diligence Vendor-04/11/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-01/06/2023				TX	Investment	Purchase	NA	789517	N/A	N/A
XXXX Financial Services	xxxxxx4764			Closed	2023-01-27 06:41	2023-03-21 06:35	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Second Appraisal/ Valuation is Missing Required for Securitizations Second Appraisal/ Valuation is Missing - Due Diligence Vendor-01/27/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-03/21/2023 Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/17/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				PA	Investment	Refinance	Cash Out - Other	830377	N/A	N/A
XXXX Financial Services	xxxxxx4764	Closed	2023-01-27 06:22	2023-02-24 18:37	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of 105.67 month(s) are greater than or equal to Guideline Required Reserves of 4 month(s) - Due Diligence Vendor-02/24/2023

Resolved-issue resolved with the Final HUD entry - Due Diligence Vendor-02/10/2023

Ready for Review-Document Uploaded. 2/09 DS Final HUD uploaded, borrower received $127,573 cash back, this covers reserves. - Seller-02/10/2023

														Open-Audited Reserves of 3.62 month(s) are less than Guideline Required Reserves of 4 month(s) Final HUD-1 is missing unable to verify the cash out amount once we received HUD-1 the cash to close amount needs to be update. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. 2/09 DS Final HUD uploaded, borrower received $127,573 cash back, this covers reserves. - Seller-02/10/2023	Resolved-Audited Reserves of 105.67 month(s) are greater than or equal to Guideline Required Reserves of 4 month(s) - Due Diligence Vendor-02/24/2023 Resolved-issue resolved with the Final HUD entry - Due Diligence Vendor-02/10/2023	XXXX_FInal HUD.pdf			PA	Investment	Refinance	Cash Out - Other	830365	N/A	N/A
XXXX Financial Services	xxxxxx4764			Closed	2023-01-27 05:59	2023-02-24 18:26	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-02/06/2023 Ready for Review-Document Uploaded. - Seller-02/03/2023 Open-Final HUD-1 Document is Missing. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. - Seller-02/03/2023	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-02/06/2023	XXXX_HUD.pdf			PA	Investment	Refinance	Cash Out - Other	830348	N/A	N/A
XXXX Financial Services	xxxxxx4764			Closed	2023-01-27 12:28	2023-02-22 16:40	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Title Document Missing	Acknowledged- Preliminary title commitment in file. Final title policy not yet issued. - Due Diligence Vendor-02/22/2023 Ready for Review-FTP is a trailing doc - Seller-02/22/2023 Counter-unable to open, please re-upload the Final title - Due Diligence Vendor-02/10/2023 Ready for Review-Document Uploaded. 2/09 DS Uploaded Final HUD - Seller-02/10/2023 Open-Title Document is missing Final Title policy is missing - Due Diligence Vendor-01/27/2023	Ready for Review-FTP is a trailing doc - Seller-02/22/2023 Ready for Review-Document Uploaded. 2/09 DS Uploaded Final HUD - Seller-02/10/2023	Acknowledged- Preliminary title commitment in file. Final title policy not yet issued. - Due Diligence Vendor-02/22/2023	XXXX_FInal HUD.pdf			PA	Investment	Refinance	Cash Out - Other	830679	Originator Post-Close	Yes
XXXX Financial Services	xxxxxx6481			Closed	2023-01-26 03:11	2023-03-21 20:39	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/21/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023 Open-Missing independently sourced secondary review product - Due Diligence Vendor-01/26/2023 Open-Missing independently sourced secondary review product - Due Diligence Vendor-01/26/2023		Resolved-Resolved due to file Re-Run of added CDA Sent in By Client - Due Diligence Vendor-03/21/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				MA	Investment	Purchase	NA	828062	N/A	N/A
XXXX Financial Services	xxxxxx6481			Closed	2023-02-06 18:45	2023-02-28 20:57	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Property Tax Cert	Resolved-Tax calculations used by client received - Due Diligence Vendor-02/28/2023 Ready for Review-Document Uploaded. 2/27 XX Uploaded property tax calculations and supporting documents in one document - Seller-02/28/2023 Open-Monthly tax amount on tax cert in file does not match the final HuD, please provide tax cert that matches the monthly tax amount per final HUD - Due Diligence Vendor-02/06/2023	Ready for Review-Document Uploaded. 2/27 XX Uploaded property tax calculations and supporting documents in one document - Seller-02/28/2023	Resolved-Tax calculations used by client received - Due Diligence Vendor-02/28/2023	XXXX_Property Tax Calculations - XXXX.pdf			MA	Investment	Purchase	NA	842548	N/A	N/A
XXXX Financial Services	xxxxxx6481			Closed	2023-01-25 21:08	2023-02-03 16:16	Resolved	1 - Information	C	A	Credit	Credit	Hazard Insurance coverage does not include Business Interruption / Rent-Loss Coverage	Resolved-The hazard policy does reflect that the policy covers rental income loss. Used the lease amounts for all 4 leases in place and multiplied by 12 months - Due Diligence Vendor-02/03/2023 Ready for Review-02/01/2023 XX Special Conditions and other coverage verbiage on the policy states the Rental lose of income covered to full limit of policy. - Seller-02/03/2023 Open-Please provide rent loss with hazard insurance. - Due Diligence Vendor-01/25/2023	Ready for Review-02/01/2023 XX Special Conditions and other coverage verbiage on the policy states the Rental lose of income covered to full limit of policy. - Seller-02/03/2023	Resolved-The hazard policy does reflect that the policy covers rental income loss. Used the lease amounts for all 4 leases in place and multiplied by 12 months - Due Diligence Vendor-02/03/2023				MA	Investment	Purchase	NA	827741	N/A	N/A
XXXX Financial Services	xxxxxx5492	Closed	2023-01-28 01:34	2023-04-05 17:21	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-04/05/2023

Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-04/05/2023

Resolved-Uploaded CDA received - Due Diligence Vendor-04/05/2023

Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023

														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Missing independently sourced secondary review product - Due Diligence Vendor-01/28/2023		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-04/05/2023 Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-04/05/2023 Resolved-Uploaded CDA received - Due Diligence Vendor-04/05/2023 Acknowledged-Due to loan program guidelines, lender attests that they will not have a secondary third party valuation product in the file. Loan not eligible for securitization based on valuation waterfall. - Due Diligence Vendor-02/07/2023				CA	Investment	Purchase	NA	831742	N/A	N/A
XXXX Financial Services	xxxxxx5492	Closed	2023-01-26 12:02	2023-03-01 20:46	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of 174.01 month(s) are greater than or equal to Guideline Required Reserves of 4 month(s) - Due Diligence Vendor-03/01/2023
Resolved-received Final HUD for other property located at XXXX XXXX XXXX - resolved - Due Diligence Vendor-02/28/2023
Ready for Review-Document Uploaded. XXXX/XXXX XX Uploaded Final HUD1 for refinance of XXXX XXXX XXXX, XXXX, WA XXXX. - Seller-02/27/2023
Counter-Most recent document attached was a tax information sheet for a property at XXXX XXXX XXXX, XXXX XXXX, PA. Please attach document you are referring to -  Uploaded final HUD from refinance of XXXX XXXX XXXX which disbursed to our borrower on XX/XX/XX which is the day before subject loan funded on XX/XX/XX. This is where additional funds to close and for reserves came from. - Due Diligence Vendor-02/22/2023
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-02/20/2023
Counter-Document uploaded on XX/XX/XX will not open, please re-attach. Once re-attached please make sure you are able to open the document prior to re-sending. Thanks - Due Diligence Vendor-02/16/2023
Ready for Review-Document Uploaded. XX/XX XX Uploaded final HUD from refinance of XXXX XXXX XXXX which disbursed to our borrower on XX/XX/XX which is the day before subject loan funded on XX/XX/XX.  This is where additional funds to close and for reserves came from. - Seller-02/16/2023
Counter-HUD uploaded is the purchase HUD for this transaction.  Referenced Refinance HUD is on page 141UW.  This Refi HUD reflects a disbursement date of XX/XX/XXXX which is the same date as this transaction.  No proof of disbursement has been provided.  Please provide proof of receipt of funds or letter from escrow company stating funds are available for borrower use in this transaction - Due Diligence Vendor-02/10/2023
Ready for Review-Document Uploaded. XX/XX XX Per UW: Cash to close of $117,133.70 + 4 months ITIA of $15,031.88 = $132,231.58.  In addition to verified assets of $101,777.88 in XXXX, borrower funded a cash out refi with XXXX netting $669,373.31.  Final HUD for this loan uploaded, borrower not short. - Seller-02/10/2023
Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 4 month(s) Bank Statements in file reflects balalnce of $101777.88 which is not sufficient to cover amount due at closing and reserves. HUD from Refi transaction is in file but no proof of receipt of funds or letter from escrow company stating funds are available for borrower use in this transaction. Please provide either additional account statements or lox from escrow. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. XX/XX XX Uploaded Final HUD1 for refinance of XXXX XXXX XXXX, XXXX, WA XXXX. - Seller-02/27/2023
 Ready for Review-Document Uploaded. Document Uploaded.  - Seller-02/20/2023
 Ready for Review-Document Uploaded. XX/XX XX Uploaded final HUD from refinance of XXXX XXXX XXXX which disbursed to our borrower on XX/XX/22 which is the day before subject loan funded on XX/XX/XX.  This is where additional funds to close and for reserves came from. - Seller-02/16/2023
 Ready for Review-Document Uploaded. XX/XX XX Per UW: Cash to close of $117,133.70 + 4 months ITIA of $15,031.88 = $132,231.58.  In addition to verified assets of $101,777.88 in XXXX, borrower funded a cash out refi with XXXX netting $669,373.31.  Final HUD for this loan uploaded, borrower not short. - Seller-02/10/2023
																Resolved-Audited Reserves of 174.01 month(s) are greater than or equal to Guideline Required Reserves of 4 month(s) - Due Diligence Vendor-03/01/2023 Resolved-received Final HUD for other property located at XXXX XXXX XXXX - resolved - Due Diligence Vendor-02/28/2023	XXXX_FinHUD.pdf XXXX_FinalHUD from XXXX_Tax Search - XXXX.pdf XXXX_FinalHUD from XXXX_Tax Search - XXXX.pdf XXXX_FinalHUD1 - XXXX XXXX XXXX.pdf			CA	Investment	Purchase	NA	828550	N/A	N/A
XXXX Financial Services	xxxxxx5492			Closed	2023-01-27 04:10	2023-02-22 13:25	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV unknown	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/22/2023 Ready for Review-Document Uploaded. uploaded TO - Seller-02/22/2023 Counter-Thank you but we are unable to open the pdf, please re-upload the upated Transaction Overview - Due Diligence Vendor-02/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023 Open-CLTV on Note 80% does not match Transaction Overview 76.79%. Please provide clarification regarding the different values. - Due Diligence Vendor-01/27/2023	Ready for Review-Document Uploaded. uploaded TO - Seller-02/22/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-02/17/2023	Resolved-Corrected CLTV/LTV received - Due Diligence Vendor-02/22/2023	XXXX_TO.pdf XXXX_TO.pdf			CA	Investment	Purchase	NA	830252	N/A	N/A
XXXX Financial Services	xxxxxx5492	Closed	2023-01-26 11:42	2023-02-13 20:54	Resolved	1 - Information	C	A	Compliance	Closing	Final HUD-1 Closing Date does not match Transaction Date	Resolved-Final HUD-1 Closing Date matches the Notary Acknowledgement Date or Not Applicable. - Due Diligence Vendor-02/13/2023
Ready for Review-XX/XX XX The date on the Note & DOT reflect the date documents were drawn. XXXX does not table fund as these are business purpose loans. Therefore, document prep date, executed date and Settlement Statement/HUD printed date are not required to match. Interest charged from XX/XX funding date is correct.  - Seller-02/13/2023
														Open-Final HUD-1 Closing Date of XX-XX-XXX is not the same date as the Notary Acknowledgement Date of XX-XX-XXX. Final HUD, p277cp, settlement Date reflects XX/XX/XXXX which does not match Notary Date XX/XX/XXXX. Additionally, Per date date reflect XX/XX/XXXX. Please provide update HU reflecting correct Closing, Disbursement and Per Diem dates with proof of delivery to Borrower. - Due Diligence Vendor-01/27/2023	Ready for Review-XX/XX XX The date on the Note & DOT reflect the date documents were drawn. XXXX does not table fund as these are business purpose loans. Therefore, document prep date, executed date and Settlement Statement/HUD printed date are not required to match. Interest charged from XX/XX funding date is correct. - Seller-02/13/2023	Resolved-Final HUD-1 Closing Date matches the Notary Acknowledgement Date or Not Applicable. - Due Diligence Vendor-02/13/2023				CA	Investment	Purchase	NA	828529	N/A	N/A
XXXX Mortgage Corp	xxxxxx5185	Closed	2022-09-21 13:14	2022-10-07 14:08	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-Liabilities updated. DTI now matches. - Due Diligence Vendor-10/07/2022
Ready for Review-Document Uploaded. we agree and acknowledge. Please see the attached updated approval. Please clear the condition    - Seller-10/06/2022
														Open-Our DTI is as follows: PITIA $4395.39 + Monthly liabilities $228 / Income $14118 = 32.75%. The difference in DTI because of All other monthly payment. Account XXXX/XXXX XXXX FO #XXXX is having $41 monthly payment with balance of $166, but account is tagged under Closed Account with Comment 'Closed - Credit Grantor'. XXXX update not considered the closed Account for DTI. Because of which DTI is differing with 0.29%. Audited DTI is 32.75%, XXXX Conditional Approval DTI is 33.04%. Provide a LOX to use the Closed Account for DTI Calculation or Provide Updated Conditional Approval with corrected All other monthly payment. - Due Diligence Vendor-09/21/2022	Ready for Review-Document Uploaded. we agree and acknowledge. Please see the attached updated approval. Please clear the condition - Seller-10/06/2022	Resolved-Liabilities updated. DTI now matches. - Due Diligence Vendor-10/07/2022	20221006140947080.pdf			CA	Primary Residence	Purchase	NA	659807	N/A	N/A
XXXX Mortgage Corp	xxxxxx5185	Closed	2022-09-21 09:20	2022-10-05 20:04	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender acknowledged - Due Diligence Vendor-10/05/2022

Ready for Review-ACKNOWLEDGED  - Seller-10/05/2022

Open-1. Qualifying Total Reserves Number of Months: The tape data is showing the reserves as of the time of approval (17) and the true data is showing the reserves as of closing (17.82).
2. Total Qualified Assets for Reserves Post-Close: The tape data is showing the assets and reserves as of the time of approval ($78129.06) and the true data is showing the assets and reserves as of closing (78304.06). Cash to close at the time of Approval is $126218.04, Whereas Cash to close at the time of closing is $126043.04. Same difference is showing in Reserves.
3. Originator QM Status: Subject Loan is Primary Residence Purchase, but tape data reflecting ATR/QM.
														are discrepancy on the data tape. Please either upload an updated tape or just acknowledge this finding. - Due Diligence Vendor-09/21/2022	Ready for Review-ACKNOWLEDGED - Seller-10/05/2022	Resolved-Lender acknowledged - Due Diligence Vendor-10/05/2022				CA	Primary Residence	Purchase	NA	659672	N/A	N/A
XXXX Mortgage Corp	xxxxxx5185			Closed	2022-09-21 14:29	2022-09-22 06:35	Waived	2 - Non-Material	B	B	Credit	Eligibility	Payment shock exceeds guideline	Waived-Exception Letter provided in File for Payment Shock Greater than Guideline Requirement of 300% Pg: 327. - Due Diligence Vendor-09/21/2022		Waived-Exception Letter provided in File for Payment Shock Greater than Guideline Requirement of 300% Pg: 327. - Due Diligence Vendor-09/21/2022			Exception Approved. FICO: 779. Qualifying Total Reserves Number of Months: 17.82.	CA	Primary Residence	Purchase	NA	659965	Originator Pre-Close	Yes
XXXX Mortgage Corp	xxxxxx6474	Closed	2022-10-04 07:55	2023-08-31 16:18	Cured	2 - Non-Material	C	B	Compliance	State Reg	TX Constitution A6 Required Fees Test	Cured-PCCD, Letter of explanation, refund check and proof of delivery sent to borrower. Exception cured. - Due Diligence Vendor-08/31/2023

Ready for Review-Document Uploaded. Please see the attached and clear the exception   - Seller-10/19/2022

														Open-This loan failed the required fees test. (Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended Jan. 2018)The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 2% of the original principal amount, excluding fees for:An appraisal performed by a third party appraiser;A property survey performed by a state registered or licensed surveyor;A state base premium for a mortgagee policy of title insurance with endorsements established in accordance with state law, or a title examination report if its cost is less than the state base premium for a mortgagee policy of title insurance without endorsements established in accordance with state law. - Due Diligence Vendor-10/04/2022	Ready for Review-Document Uploaded. Please see the attached and clear the exception - Seller-10/19/2022	Cured-PCCD, Letter of explanation, refund check and proof of delivery sent to borrower. Exception cured. - Due Diligence Vendor-08/31/2023	PCCD, LOE, CHECK TO BWR , FED X LABEL_2022_10_19_@10_18_03.pdf			TX	Primary Residence	Refinance	Cash Out - Other	676009	N/A	N/A
XXXX Mortgage Corp	xxxxxx6583			Closed	2022-10-07 04:42	2022-10-12 15:41	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-explanation received, advised to resolve - Due Diligence Vendor-10/12/2022 Ready for Review-Document Uploaded. Please see the attached in how we came up with our figures. Please clear the condition - Seller-10/11/2022 Open-The DTI finding should read as follows "Our DTI front end is as follows: PITIA $1.795.32 / Income $10,566 * 100 = 16.99% & Back end DTI is as follows: Liabilities $1,862.32 / Income $10,566 * 100 = 17.63%. Please provide justification or explanation as to how you arrived at a qualifying DTI of 17.02 & 17.66% - Due Diligence Vendor-10/07/2022	Ready for Review-Document Uploaded. Please see the attached in how we came up with our figures. Please clear the condition - Seller-10/11/2022	Resolved-explanation received, advised to resolve - Due Diligence Vendor-10/12/2022	The DTI finding should read as follows.pdf			PA	Primary Residence	Refinance	Cash Out - Other	682547	N/A	N/A
XXXX Mortgage Corp	xxxxxx6715			Closed	2022-10-04 10:35	2023-01-10 19:24	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Expired	Resolved-Asset 2 Not Expired Or Not Applicable received info from client assets good - resolved - Due Diligence Vendor-10/12/2022 Ready for Review-Document Uploaded. We did not use the income from the community resource credit union Account ending with XXXX & XXXX. All the income was used from the XXXX XXXX Bank account. Please see the attached income worksheets for bwr 1 and Bwr 2. Please clear the condition. - Seller-10/10/2022 Open-Asset 2 Expired Assets 2 and 3 from community resource credit union Account ending with XXXX & XXXX is expired - Due Diligence Vendor-10/04/2022	Ready for Review-Document Uploaded. We did not use the income from the community resource credit union Account ending with XXXX & XXXX. All the income was used from the XXXX XXXX Bank account. Please see the attached income worksheets for bwr 1 and Bwr 2. Please clear the condition. - Seller-10/10/2022	Resolved-Asset 2 Not Expired Or Not Applicable received info from client assets good - resolved - Due Diligence Vendor-10/12/2022	inc wksht thru 7-31 B2_2022_10_10_@02_07_45 bwr 2.pdf inc wksht thru 7-31 B1_2022_10_10_@02_07_18 bwr 1.pdf			TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	676058	N/A	N/A
XXXX Mortgage Corp	xxxxxx6715			Closed	2022-10-04 10:35	2023-01-10 19:24	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Expired	Resolved-Asset 3 Not Expired Or Not Applicable received info from client assets good - resolved - Due Diligence Vendor-10/12/2022 Ready for Review-Document Uploaded. We did not use the income from the community resource credit union Account ending with XXXX & XXXX. All the income was used from the XXXX XXXX Bank account. Please see the attached income worksheets for bwr 1 and Bwr 2. Please clear the condition. - Seller-10/10/2022 Open-Asset 3 Expired Assets 2 and 3 from community resource credit union Account ending with XXXX & XXXX is expired - Due Diligence Vendor-10/04/2022	Ready for Review-Document Uploaded. We did not use the income from the community resource credit union Account ending with XXXX & XXXX. All the income was used from the XXXX XXXX Bank account. Please see the attached income worksheets for bwr 1 and Bwr 2. Please clear the condition. - Seller-10/10/2022	Resolved-Asset 3 Not Expired Or Not Applicable received info from client assets good - resolved - Due Diligence Vendor-10/12/2022	inc wksht thru 7-31 B1_2022_10_10_@02_07_18 bwr 1.pdf inc wksht thru 7-31 B2_2022_10_10_@02_07_45 bwr 2.pdf			TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	676059	N/A	N/A
XXXX Mortgage Corp	xxxxxx6715			Closed	2022-10-04 05:01	2022-10-12 16:14	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-Client advised docs consented on 9/1/22 and application taken thru email - resolved - Due Diligence Vendor-10/12/2022 Ready for Review-Document Uploaded. Please see the attached that bwr acknowledged and consented to the loan documents. Please clear the condition. - Seller-10/10/2022 Open-The Initial 1003 is Missing Multiple 1003 Available in file but none of them is signed apart from final 1003, considered Application date from initial LE issue date and Homeownership disclosure date.Need Completed and signed initial 1003 - Due Diligence Vendor-10/04/2022	Ready for Review-Document Uploaded. Please see the attached that bwr acknowledged and consented to the loan documents. Please clear the condition. - Seller-10/10/2022	Resolved-Client advised docs consented on 9/1/22 and application taken thru email - resolved - Due Diligence Vendor-10/12/2022	XXXX bwrs consent on 9.1.22 acknowlwdged 1003 and loan docs.pdf			TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	675931	N/A	N/A
XXXX Mortgage Corp	xxxxxx6715			Closed	2022-10-04 12:49	2022-10-12 13:38	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-updated cbr info received and entered - resolved - Due Diligence Vendor-10/12/2022 Ready for Review-Document Uploaded. Please see the attached updated credit report showing the $34.00 pmt. Please clear the condition - Seller-10/10/2022 Open-Variance of 0.03 in DTI Because Tradelines XXXX - XXXX is displaying monthly payment of $20/Month but underwriter has considered 34/Months, please Provide updated credit report - Due Diligence Vendor-10/04/2022	Ready for Review-Document Uploaded. Please see the attached updated credit report showing the $34.00 pmt. Please clear the condition - Seller-10/10/2022	Resolved-updated cbr info received and entered - resolved - Due Diligence Vendor-10/12/2022	Factual Data by CBC LQCC Report_2022_10_10_@04_29_03.pdf			TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	676168	N/A	N/A
XXXX Capital	xxxxxx1480	Closed	2022-10-26 12:47	2022-11-29 13:04	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-updated 1008 received info entered - resolved - Due Diligence Vendor-11/29/2022

Ready for Review-Document Uploaded.  - Seller-11/28/2022

Counter-Please provide updated 1008 with DSCR @ 1.71 we are using the correct taxes.  However the final 1003 is using higher tax amount in the amount of 252.48 which gives PITIA of 1534.57. Based on first payment letter in file which lines up with the PITIA that we have is 1453.89 2500/1453.89=171.9  rounded to 1.72 DSCR.   Thank you  - Due Diligence Vendor-11/23/2022

Ready for Review-we are using 2022 taxes only, not 2021. 528.90 x4 = 2115.60 / 12 = 176.30

 - Seller-11/22/2022

Counter-taxes listed on final 1003 and tax cert $252.48 vs taxes listed on Final HUD, payment letter, IEADS and Tax record $176.30. variance $76.18
Final 1003 has a monthly payment of 1189.11 P&I +92.98 HOI + 252.48 Taxes = 1534.57
2500 / 1534.57 = 1.62 DSCR
BUT the actual calculation is: 1189.11 P&I + 92.98 HOI + 176.30 Taxes = 1458.39
2500 / 1458.39 = 1.71 DSCR
Please provide updated docs to either support the taxes for 252.48 per month or correct the DSCR on 1008 to confirm 1.71 DSCR - Due Diligence Vendor-11/07/2022

Ready for Review-Document Uploaded. See U/W comment section of 1008 - Seller-11/04/2022

														Open-Please provide updated 1008. One on file has the DSCR @ 1.62. Based on docs DSCR is 1.71. 2500/1,458.39 Thank you - Due Diligence Vendor-10/26/2022	Ready for Review-Document Uploaded. - Seller-11/28/2022 Ready for Review-we are using 2022 taxes only, not 2021. 528.90 x4 = 2115.60 / 12 = 176.30 - Seller-11/22/2022 Ready for Review-Document Uploaded. See U/W comment section of 1008 - Seller-11/04/2022	Resolved-updated 1008 received info entered - resolved - Due Diligence Vendor-11/29/2022	XXXX_XXXX 1008.pdf transmittal_19_pdf - 2022-11-28T154210.712.pdf			VA	Investment	Refinance	No Cash Out - Borrower Initiated	708420	N/A	N/A
XXXX Capital	xxxxxx1350			Closed	2022-10-24 18:36	2023-05-22 18:41	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Updated 2006 form as secondary. - Due Diligence Vendor-11/08/2022 Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-11/08/2022 Ready for Review-Document Uploaded. - Seller-11/07/2022 Open-No Secondary Value or Additional Review Products have been selected, which are required for securitization. Appraisal Review Product is missing in the file, However the one which is present on page 222 CR showing Risk Score as Indeterminate which is not valid. Hence Provide Appraisal Review Product. - Due Diligence Vendor-10/24/2022	Ready for Review-Document Uploaded. - Seller-11/07/2022	Resolved-Updated 2006 form as secondary. - Due Diligence Vendor-11/08/2022 Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-11/08/2022				CA	Investment	Purchase	NA	705498	N/A	N/A
XXXX Capital	xxxxxx1350			Closed	2022-10-24 18:36	2023-05-22 18:41	Resolved	1 - Information	A	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-11/08/2022 Rescinded-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Finding is Already Added for the Desk Review, Hence Rescinded - Due Diligence Vendor-10/24/2022		Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-11/08/2022 Rescinded-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Finding is Already Added for the Desk Review, Hence Rescinded - Due Diligence Vendor-10/24/2022				CA	Investment	Purchase	NA	705499	N/A	N/A
XXXX Capital	xxxxxx1350	Closed	2022-10-24 18:59	2022-11-09 12:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-clarification received - resolved - Due Diligence Vendor-11/09/2022

Ready for Review-1007 does not apply to 4 unit property a 216 applies which is the document you have showing the rental income

For purchase transactions without an existing lease and Unleased Property refinance transactions the gross rents indicated on the 1007 may be used without the lease agreement(s) - Seller-11/08/2022

Counter-Per guidelines page 54 section 8.13 The following documentation is required:
• Any applicable lease agreement on the subject property
• Appraisal with a (1007 form) providing market rent schedule.
There is no 1007 in file - though i do see the rents listed on page 197, we do not have the rental agreements to match however. Please provide them or an exception with comp factors.
 - Due Diligence Vendor-11/08/2022

Ready for Review-4 unit property, rents should be taken from the 216 in file, we shouldn’t need lease agreements - Seller-11/07/2022

Open-Lease Agreement for the Subject Property is missing in the file, Please Provide
														As per Appraisal Page 195 Occupant is showing Tenant. - Due Diligence Vendor-10/24/2022	Ready for Review-1007 does not apply to 4 unit property a 216 applies which is the document you have showing the rental income For purchase transactions without an existing lease and Unleased Property refinance transactions the gross rents indicated on the 1007 may be used without the lease agreement(s) - Seller-11/08/2022 Ready for Review-4 unit property, rents should be taken from the 216 in file, we shouldn’t need lease agreements - Seller-11/07/2022	Resolved-clarification received - resolved - Due Diligence Vendor-11/09/2022				CA	Investment	Purchase	NA	705565	N/A	N/A
XXXX Capital	xxxxxx1438			Closed	2022-10-26 19:30	2022-12-02 14:31	Resolved	1 - Information	B	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Audited LTV of 75% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-10/27/2022 Waived-Audited LTV Exceeds Guideline LTV HIGH FICO: 760. EXPERIENCED INVESTOR (OWNS 6 FREE & CLEAR INVESTMENT REO'S) - Due Diligence Vendor-10/26/2022		Resolved-Audited LTV of 75% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-10/27/2022 Waived-Audited LTV Exceeds Guideline LTV HIGH FICO: 760. EXPERIENCED INVESTOR (OWNS 6 FREE & CLEAR INVESTMENT REO'S) - Due Diligence Vendor-10/26/2022				TX	Investment	Refinance	Cash Out - Other	709858	N/A	N/A
XXXX Capital	xxxxxx1473			Closed	2022-11-02 17:42	2022-11-02 19:14	Waived	2 - Non-Material	B	B	Credit	Credit	CLTV/LTV exceeds guidelines	Waived-5% LTV EXCEPTION FROM 75% TO 80% (FIRST TIME INVESTOR RESTRICTIONS) - Due Diligence Vendor-11/02/2022		Waived-5% LTV EXCEPTION FROM 75% TO 80% (FIRST TIME INVESTOR RESTRICTIONS) - Due Diligence Vendor-11/02/2022			DSCR RATIO IS 0.10 POINTS ABOVE 1.00 MINIMUM REQUIRED. BRW HAS OVER 20+ MONTHS RESERVES. FICO SCORE IS 17 POINTS ABOVE THE MINIMUM REQUIRED FOR	MD	Investment	Purchase	NA	720629	Originator Pre-Close	Yes
XXXX Capital	xxxxxx0952	Closed	2022-11-03 15:21	2022-11-10 20:26	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-Proof received data updated = resolved - Due Diligence Vendor-11/10/2022

Ready for Review-Document Uploaded. The income is calcuated using 10 mnth average of the short term rentals reflected on the attached - Seller-11/10/2022

Counter-Please provide evidence/proof to support the monthly income of $10,367 being used to calculate the DSCR.
 - Due Diligence Vendor-11/08/2022

Ready for Review-Document Uploaded.  - Seller-11/07/2022

Counter-Per the Operating Income Statement on page 234, the Market Rent is $4000. Per the 1008 in file and the one provided and highlighted, the Market Rent being utilized to calculate the DSCR is $10,367. Unable to verify monthly rental amount. Please provide evidence to support the monthly income being listed on the 1008 and DSCR worksheet. Thank you. - Due Diligence Vendor-11/07/2022

Ready for Review-Document Uploaded. See U/W Comments section of 1008 - Seller-11/04/2022

														Open-Per the 1008 on page 1 and the DSCR worksheet on page 183, the Market Rent being utilized is $10,367. Per the Operating Income Statement on page 234, the Market Rent is $4000. The 1008 states the subject property is a short-term rental and the Operating Income Statement reflects the subject property is not currently rented. Unable to verify monthly rental amount. Please provide evidence to support the monthly income being listed on the 1008 and DSCR worksheet. Thank you. - Due Diligence Vendor-11/03/2022	Ready for Review-Document Uploaded. The income is calcuated using 10 mnth average of the short term rentals reflected on the attached - Seller-11/10/2022 Ready for Review-Document Uploaded. - Seller-11/07/2022 Ready for Review-Document Uploaded. See U/W Comments section of 1008 - Seller-11/04/2022	Resolved-Proof received data updated = resolved - Due Diligence Vendor-11/10/2022	XXXX_XXXX 1008.pdf transmittal_19_pdf - 2022-11-07T152850.905.pdf MISC ASSETS (9).pdf			CO	Investment	Refinance	Cash Out - Other	722168	N/A	N/A
XXXX Capital	xxxxxx1718	Closed	2022-11-16 09:07	2022-12-02 14:00	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-DSCR updated and is in line. - Due Diligence Vendor-12/02/2022

Ready for Review-Document Uploaded.  - Seller-11/23/2022

Counter-Please provide updated 1008 with correct P&I as it should be 3313.33 with total payment @ 3983.00 7900/3983= 1.98 DSCR.  Thank you  - Due Diligence Vendor-11/22/2022

Ready for Review-Document Uploaded.  - Seller-11/22/2022

Counter-The 1008 given states the monthly rent used as 8900. Per the 1007 in file, It is not leased currently and estimated monthly market rent is 7900. Using the 7900 DSCR of 2.23 (rounding) which puts it in line. Can we have an updated 1008 reflecting the 7900/3992.35 please. - Due Diligence Vendor-11/18/2022

Ready for Review-Document Uploaded. Guidelines allow DSCR calculation to be based in I/O payment - Seller-11/17/2022

														Open-Mismatch in DSCR, with Rental Amount $7900, we are getting PITIA of $3,983 which leads to DSCR of 1.983. on 1008 Total PITIA is 3992.35 that leads to DSCR of 1.978 but underwriter comment stating DSCR of 2.2. Please Provide document to verify correct DSCR. Need updated 1008 - Due Diligence Vendor-11/16/2022	Ready for Review-Document Uploaded. - Seller-11/23/2022 Ready for Review-Document Uploaded. - Seller-11/22/2022 Ready for Review-Document Uploaded. Guidelines allow DSCR calculation to be based in I/O payment - Seller-11/17/2022	Resolved-DSCR updated and is in line. - Due Diligence Vendor-12/02/2022	DSCR guide.pdf transmittal_19_pdf - 2022-11-22T085123.125.pdf transmittal_19_pdf - 2022-11-23T090721.960.pdf			OK	Investment	Purchase	NA	737857	N/A	N/A
XXXX Capital	xxxxxx1718			Closed	2022-11-18 13:12	2022-11-22 18:24	Resolved	1 - Information	C	A	Compliance	Closing	Loan Originator NMLS Status is Unknown	Resolved-Verified property is a Sponsored Origination. Finding resolved. - Due Diligence Vendor-11/22/2022 Ready for Review-Oklahoma property this is a Sponsored origination - Seller-11/22/2022 Open-Loan originator, Loan originator organization(s) are all using XXXX XXXX NMLS ID XXXX. Per look up XXXX is NMLS ID:XXXX and XXXX XXXX, XXX is XXXX - Due Diligence Vendor-11/18/2022 Open-Loan Originator NMLS Status is Unknown - Due Diligence Vendor-11/18/2022	Ready for Review-Oklahoma property this is a Sponsored origination - Seller-11/22/2022	Resolved-Verified property is a Sponsored Origination. Finding resolved. - Due Diligence Vendor-11/22/2022				OK	Investment	Purchase	NA	740755	N/A	N/A
XXXX Capital	xxxxxx1718			Closed	2022-11-16 10:15	2022-11-18 19:40	Resolved	1 - Information	C	A	Credit	Credit	Missing documentation evidencing borrower's identity	Resolved-Per GLS US patriot act is ok to use. Resolved. - Due Diligence Vendor-11/18/2022 Open-Driving License is available on Pg 29 but it is expired on 09/25/2022 and as per USA Patriot (Pg 510) same DL (Same ID number) is showing expiry date of 09/25/2030, Require updated DL copy in file - Due Diligence Vendor-11/16/2022		Resolved-Per GLS US patriot act is ok to use. Resolved. - Due Diligence Vendor-11/18/2022				OK	Investment	Purchase	NA	737915	N/A	N/A
XXXX Capital	xxxxxx1718			Closed	2022-11-16 09:40	2022-11-18 13:08	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/18/2022 Ready for Review-Document Uploaded. - Seller-11/17/2022 Open-The 1008 document is missing from the loan file. Mortgage P&I payment and DSCR Calculation on 1008 is not accurate, please provide updated 1008 - Due Diligence Vendor-11/16/2022	Ready for Review-Document Uploaded. - Seller-11/17/2022	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/18/2022	transmittal_19_pdf - 2022-11-17T153653.527.pdf			OK	Investment	Purchase	NA	737893	N/A	N/A
XXXX Capital	xxxxxx2290			Closed	2022-11-22 17:30	2022-11-29 12:55	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-per DSCR matrix, with DSCR greater then 1 with credit score of 714 the LTV is 75% for cash out - resolved - Due Diligence Vendor-11/29/2022 Ready for Review-Document Uploaded. 714 credit score allows up t 75% cash out with DSCR ratio of 1 or greater - Seller-11/28/2022 Open-Audited LTV of 75% exceeds Guideline LTV of 65% Per guidelines, the Cash Out Amount Limit - LTV <= 65%. Please provide an exception for this condition. Thank you. - Due Diligence Vendor-11/22/2022	Ready for Review-Document Uploaded. 714 credit score allows up t 75% cash out with DSCR ratio of 1 or greater - Seller-11/28/2022	Resolved-per DSCR matrix, with DSCR greater then 1 with credit score of 714 the LTV is 75% for cash out - resolved - Due Diligence Vendor-11/29/2022	Javier.pdf			DC	Investment	Refinance	Cash Out - Other	744737	N/A	N/A
XXXX Capital	xxxxxx2290			Closed	2022-11-21 19:50	2022-11-21 19:50	Waived	2 - Non-Material	B	B	Credit	Assets	Cash Out Does Not Meet Guideline Requirements	Waived-Cash Out is not completed according to the guideline requirements EXCEPTION - CASHOUT SEASONING <6 MONTHS **APPROVED - 0.25 ADD TO RATE OR 0.75 ADD TO PRICE** - Due Diligence Vendor-11/21/2022		Waived-Cash Out is not completed according to the guideline requirements EXCEPTION - CASHOUT SEASONING <6 MONTHS **APPROVED - 0.25 ADD TO RATE OR 0.75 ADD TO PRICE** - Due Diligence Vendor-11/21/2022			DSCR RATIO IS .16 POINT ABOVE 1.00 REFLECTING MONTHLY POSITIVE RENT CASHFLOW. FICO SCORE IS 34 POINTS ABOVE THE MINIMUM REQUIRED THE LTV. GRANT DEED IN FILE SHOWS IT WAS NOTARIZED IN XXXX XXXX BUT WAS NOT SENT IN TO BE RECORDED BY BRWS PREVIOUS LENDER	DC	Investment	Refinance	Cash Out - Other	743463	Originator Pre-Close	Yes
XXXX Capital	xxxxxx1939	Closed	2022-11-21 21:58	2022-11-29 12:48	Resolved	1 - Information	C	A	Credit	Credit	Missing subject rental income documentation	Resolved-Lesser of current rent stated on 1007 (3298) and market rent (3800) stated on 1007 is the current rent received. which is what is used in calculating the DSCR. Clearing condition as there is rent credit on final hud1 - resolved - Due Diligence Vendor-11/29/2022

Ready for Review-This is a purchase transaction, subject rental agreement is not required.  - Seller-11/28/2022

														Open-Per the Operating Income Statement on page 234, the Current Rent Per Month equals $3298 which is what the DSCR calculation is utilizing on the 1008 provided to get the DSCR of 1.47 ($3298 / $2229.25 = 1.47 DSCR). Please provide the Subject property rental agreement. Thank you. - Due Diligence Vendor-11/21/2022	Ready for Review-This is a purchase transaction, subject rental agreement is not required. - Seller-11/28/2022	Resolved-Lesser of current rent stated on 1007 (3298) and market rent (3800) stated on 1007 is the current rent received. which is what is used in calculating the DSCR. Clearing condition as there is rent credit on final hud1 - resolved - Due Diligence Vendor-11/29/2022				CT	Investment	Purchase	NA	743845	N/A	N/A
XXXX Capital	xxxxxx1939			Closed	2022-11-21 21:55	2022-11-21 22:03	Waived	2 - Non-Material	B	B	Credit	Credit	CLTV/LTV unknown	Waived-Exception provided: Need 5% LTV Exception from 75% to 80% (1st Time Investor) ***Approved - 0.25 add to rate*** - Due Diligence Vendor-11/21/2022		Waived-Exception provided: Need 5% LTV Exception from 75% to 80% (1st Time Investor) ***Approved - 0.25 add to rate*** - Due Diligence Vendor-11/21/2022			- FICO is 16 points above the minimum required per matrices (756 FICO) - DSCR Ratio > 1.40 (1.47 per 1008 and monthly rent) - Reflecting monthly positive rent cashflow	CT	Investment	Purchase	NA	743832	Originator Pre-Close	Yes
XXXX Capital	xxxxxx1951	Closed	2022-11-23 18:34	2022-11-29 23:50	Resolved	1 - Information	C	A	Credit	Credit	Missing subject rental income documentation	Resolved-Updated per new 1008 from Email -
Market rental calculation: using $1300 daily rate per appraisal 1007 with no adjustments, multiplied by 365 days, multiplied by 50% vacancy rate, multiplied by 75% occupancy rate per fnma guidelines, divided by 12mos ($776 * 365 * 50% * 75% / 12 = $14828.13 dscr ratio 2.05 - Due Diligence Vendor-11/29/2022

Ready for Review-Using lowest daily rate as per the 1007 to be most conservative - Seller-11/29/2022

Counter-Daily rate of $776 from appraisal is not for subject property, it is for comparable 1. The appraisal shows daily rate of $1300, could you please let us know if $1300 is correct daily rate or provide clarification about this issue?  - Due Diligence Vendor-11/29/2022

Ready for Review-Document Uploaded. MARKET RENTAL CALCULATION: USING $776 DAILY RATE PER APPRAISAL 1007 WITH NO ADJUSTMENTS, MULTIPLIED BY 365 DAYS, MULTIPLIED BY 50% VACANCY RATE, MULTIPLIED BY 75% OCCUPANCY RATE PER FNMA GUIDELINES, DIVIDED BY 12MOS ($776 * 365 * 50% * 75% / 12 = $8,851.25) - Seller-11/28/2022

														Open-Please provide Rent Survey from 3rd party source used to determine average short term rent income. DSCR ratio is subject to change depending on documents provided. - Due Diligence Vendor-11/23/2022	Ready for Review-Using lowest daily rate as per the 1007 to be most conservative - Seller-11/29/2022 Ready for Review-Document Uploaded. MARKET RENTAL CALCULATION: USING $776 DAILY RATE PER APPRAISAL 1007 WITH NO ADJUSTMENTS, MULTIPLIED BY 365 DAYS, MULTIPLIED BY 50% VACANCY RATE, MULTIPLIED BY 75% OCCUPANCY RATE PER FNMA GUIDELINES, DIVIDED BY 12MOS ($776 * 365 * 50% * 75% / 12 = $8,851.25) - Seller-11/28/2022	Resolved-Updated per new 1008 from Email - Market rental calculation: using $1300 daily rate per appraisal 1007 with no adjustments, multiplied by 365 days, multiplied by 50% vacancy rate, multiplied by 75% occupancy rate per fnma guidelines, divided by 12mos ($776 * 365 * 50% * 75% / 12 = $14828.13 dscr ratio 2.05 - Due Diligence Vendor-11/29/2022	APPRAISAL (82).pdf			VA	Investment	Purchase	NA	746713	N/A	N/A
XXXX Capital	xxxxxx1263			Closed	2022-11-23 18:20	2022-11-29 13:08	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-received updated 1008 - data entered, resolved - Due Diligence Vendor-11/29/2022 Ready for Review-Document Uploaded. 1008 is completed correctly. - Seller-11/28/2022 Open-1008 in file shows dscr of 1.30 but the Proposed Monthly Payments section is not filled out correctly, please input the subject property p&I, taxes and hoi ALSO please correct 1008 from cashout refi to no cash out as bwr is paying 2342.96 at closing - Due Diligence Vendor-11/23/2022	Ready for Review-Document Uploaded. 1008 is completed correctly. - Seller-11/28/2022	Resolved-received updated 1008 - data entered, resolved - Due Diligence Vendor-11/29/2022	transmittal_19_pdf - 2022-11-28T153232.670.pdf			SC	Investment	Refinance	No Cash Out - Borrower Initiated	746684	N/A	N/A
XXXX Capital	xxxxxx1263			Closed	2022-11-23 16:55	2022-11-23 18:21	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV of 80% exceeds Guideline LTV of 75% 5% LTV EXCEPTION FROM 75% TO 80% - Due Diligence Vendor-11/23/2022		Waived-Audited LTV of 80% exceeds Guideline LTV of 75% 5% LTV EXCEPTION FROM 75% TO 80% - Due Diligence Vendor-11/23/2022			DSCR RATIO IS WELL ABOVE 1.25 (1.30) REFLECTING A MONTHLY POSITIVE RENTAL CASHFLOW +480.92	SC	Investment	Refinance	No Cash Out - Borrower Initiated	746492	Originator Pre-Close	Yes
XXXX Financial Services	xxxxxx6654	Closed	2022-09-26 10:59	2022-10-05 21:45	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-File updated. Compliance ran no fails. - Due Diligence Vendor-10/05/2022
Ready for Review-Document Uploaded. please see the attached  - Seller-10/05/2022
Counter-Please provide a wet signed final CD dated XX/XX. The provided document is dated XX/XX and is electronically signed. - Due Diligence Vendor-10/05/2022
Ready for Review-Document Uploaded. Please see the attached  Closing Disclosure. Please clear the exception.  - Seller-10/04/2022
Open-TRID: Missing Closing Disclosure Final CD available on page 1254, However borrowers sign is missing. Please provide WET signed Final CD.
														Compliance needs to be run only after final CD is WET signed - Due Diligence Vendor-09/26/2022	Ready for Review-Document Uploaded. please see the attached - Seller-10/05/2022 Ready for Review-Document Uploaded. Please see the attached Closing Disclosure. Please clear the exception. - Seller-10/04/2022	Resolved-File updated. Compliance ran no fails. - Due Diligence Vendor-10/05/2022	XXXX_Closing_Disclosure_20020915.pdf Final XXXX Closing Disclosure_2022_10_05_@07_27_07.pdf			CA	Second Home	Purchase	NA	664519	N/A	N/A
XXXX Financial Services	xxxxxx6654			Closed	2022-10-05 21:38	2022-10-05 21:44	Resolved	1 - Information	A	A	Compliance	TRID	TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Validation Test	Open-This loan failed the TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section C. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount and a subtotal of all such amounts the consumer will pay for settlement services for which the consumer can shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. - Due Diligence Vendor-10/05/2022						CA	Second Home	Purchase	NA	679506	N/A	N/A